As filed with the Securities and Exchange Commission on April 30, 2008

Registration No.  002-98410

   811-04328

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 32

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 8

FIRST INVESTORS LIFE LEVEL PREMIUM

VARIABLE LIFE INSURANCE

(SEPARATE ACCOUNT B)

(Name of Registrant)

FIRST INVESTORS LIFE INSURANCE COMPANY

(Name of Depositor)

110 Wall Street, New York, NY 10005

(212) 858-8200

(Complete address and telephone number of depositor’s principal executive offices)

Carol E. Springsteen

President

First Investors Life Insurance Company

110 Wall Street, New York, NY 10005

(Name and complete address of agent for service)

Copies of all communications to:

Kirkpatrick & Lockhart Preston Gates Ellis LLP

 1601 K Street, N.W.

Washington, D.C. 20006-1600

Attn: Diane Ambler, Esq.

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective on (check the appropriate box):

[_]

Immediately upon filing pursuant to paragraph (b)

[X]

On May 1, 2008 pursuant to paragraph (b)

[_]

60 days after filing pursuant to paragraph (a) (1)

[_]

On (date) pursuant to paragraph (a) (1) of Rule 485

If appropriate, check the following box:

[_]

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title and Amount of Securities Being Registered:  An indefinite amount of units of interest in First Investors Life Level Premium Variable Life Insurance (Separate Account B) under variable life insurance policies.

THE INSURED SERIES POLICY A Level Premium Variable Life Insurance Policy

Offered By First Investors Life Insurance Company Through

First Investors Life Separate Account B

110 Wall Street, New York, New York 10005 / (800) 832-7783

This prospectus describes an individual Level Premium Variable Life Insurance Policy (the "Policy") that is offered by First Investors Life Insurance Company ("First Investors Life," "we," "us" or "our") through First Investors Life Separate Account B (“Separate Account B”).  We call the Policy our "Insured Series Policy" or "ISP."

Please read this prospectus and keep it for future reference.  It contains important information that you should know before buying or taking action under a policy.  The premiums under this Policy are invested in Subaccounts of Separate Account B that invest in corresponding Funds of the First Investors Life Series Funds (“Funds”).  This prospectus is valid only when attached to the current prospectus for the First Investors Life Series Funds (“Life Series Funds”).

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed judgment on the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

First Investors Life does not guarantee the performance of the segregated investment options under the Separate Account B that correspond to the Funds.  The Policy is not a deposit or obligation of, or guaranteed or endorsed by, any bank or depository institution, or federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.  The Policy involves investment risk, including possible loss of principal amount invested.

The Policy may not be available in all states or jurisdictions.  This prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made.  First Investors Life does not authorize any information or representations regarding the offering described in this prospectus other than as contained in this prospectus or any supplement thereto or in any supplemental sales material authorized by First Investors Life.

The date of this prospectus is May 1, 2008.

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CONTENTS

SUMMARY OF BENEFITS AND RISKS OF THE POLICY

2

   Policy Benefits

2

   Policy Risks

3

   Risks of the Life Series Funds

4

FEE TABLES

5

DESCRIPTION OF THE POLICY

9

   Who We Are and How to Contact Us

9

   How the Policy Works

13

   Policy Application Process

13

   Premiums

13

   Allocation of Net Premiums to Investment Options

14

   The Death Benefit

16

   Cash Value

19

   Settlement Options

22

   Optional Insurance Riders

22

   Other Provisions

23

   Charges and Expenses

27

FEDERAL TAX INFORMATION

30

OTHER INFORMATION

34

   Voting Rights

34

   Reports

34

   Financial Statements

35

ILLUSTRATION

36

SUMMARY OF BENEFITS AND RISKS OF THE POLICY

This summary outlines the important benefits and risks associated with the Policy which you should consider before you make a decision to purchase a Policy.  More detailed information about the Policy follows the summary.

Policy Benefits

Under the Policy, you pay a fixed premium amount each year for 12 years.  The premium amount is based upon the guaranteed minimum death benefit, the insured’s underwriting classification, premium payment frequency, and other factors.  We guarantee that you will not pay premiums beyond 12 years and that your premium payment will not increase.  If you change your premium payment schedule after your Policy has been issued, the premium amount will be adjusted to correspond with your new schedule.

The net amount of each premium remaining after deduction of the costs of insurance and other Policy charges is invested in one or more Subaccounts which, in turn, invest in corresponding Funds of the Life Series Funds.

Permanent Insurance Protection

The Policy is designed to provide you with permanent insurance protection.  You pay your premiums for 12 years.  After that, the Policy remains in force for the life of the insured unless you choose to surrender your Policy, or you borrow against it to the extent that it lapses.

Upon the death of the insured, the Policy’s death benefit will be paid to the named beneficiary.  The amount of the death benefit may increase above the Policy’s guaranteed insurance amount (usually known as “face amount”) based upon the investment experience of the Subaccounts you select.  However, the death benefit is guaranteed never to be less than the Policy’s guaranteed insurance amount (reduced by any outstanding Policy loans, accrued interest, partial surrenders and unpaid premiums).  The death benefit may also be increased by purchasing an optional rider for an additional premium amount.

Tax Benefits

Under current tax law,

■

any growth in the Policy’s cash value is not subject to federal income tax until you withdraw it from the Policy;

■

the death benefit paid to the named beneficiary is generally free of federal income tax;

■

reallocations among Subaccounts are not taxable events for purposes of federal income tax; and

■

Policy loans are generally not taxable.

Investment Options

You may allocate your net premiums to up to five of the ten professionally managed Subaccounts we offer under the Policy as long as each allocation is at least 10% of the premium.  Each underlying Fund has different investment objectives, policies and risks.  Your cash value and variable insurance amount will fluctuate based on the performance of the Funds you select.

Twice each Policy year, you may change your Subaccount allocations.  If you do so, both your existing cash value and your future premium payments will be allocated according to the new percentages, unless you direct us otherwise.

Policy Loans

You may borrow up to 75% of the cash value during the first three Policy years and up to 90% of the cash value thereafter, if you assign your Policy to us as sole security.  While a Policy loan is generally not taxable, the loan amount may become taxable under certain circumstances.

Surrenders

You may surrender the Policy at any time while the insured is living.  A surrender is a taxable event.  The amount payable will be the cash value less any outstanding loans, accrued interest and unpaid premium.  You may surrender a portion of the Policy’s cash value on any Policy anniversary provided you meet our requirements.  Partial surrenders may have adverse tax consequences.

Optional Insurance Riders

Subject to availability in your state, we offer at issue several optional insurance riders to add benefits to the Policy.  You pay an additional premium amount for each rider and certain age, insurance underwriting requirements, limitations and restrictions apply.  You may terminate a rider at any time and your premium will be adjusted accordingly.

The optional riders include:

■

Accidental Death Benefit

■

12 year Level Term

■

Waiver of premium

Policy Risks

Need for Insurance

Because of the insurance costs, the Policy is not suitable for you unless you need life insurance.  If you have no need for life insurance, you should consider a different type of investment.

Need for a Long-Term Commitment

You will generally lose money if you fail to make all premium payments required during the 12 year period.  The Policy, therefore, involves a long-term commitment on your part, and you should have the intention and financial ability to make all the required premium payments.  It should not be used as a short-term savings vehicle.  It is not like a systematic investment plan of a mutual fund.

If you choose to pay your premiums in installments, your premiums will increase with the increased frequency of your payments but the net premium available for investment does not increase by the amount your premium increased.

Investment Risks

The Policy is different from fixed-benefit life insurance because you bear investment risks.  The death benefit and cash value will increase or decrease as a result of the investment experience of the Subaccounts you select.  Since Policy fees and charges are deducted from the Policy’s cash value, the deduction will have a greater negative impact on the cash value and death benefit during periods of poor investment performance.  However, the guaranteed insurance amount is never reduced based on negative performance of the Subaccounts.

Tax Risks

Please consult with your tax adviser before making any changes in your Policy and for assistance on tax matters affecting the Policy.

Limitations on Reallocations

You are limited to two reallocations each Policy year of the Policy’s cash value among up to five Subaccounts and each of those accounts may have no less than a 10% allocation.  We will not automatically rebalance your Policy’s cash value to your designated percentage allocations.  Unless you request a reallocation to maintain your allocations, you may end up with a riskier allocation than you intended.  Once you have reallocated twice in a Policy year you will be unable to make further reallocations to reduce your investment risk.

Policy Loans

If you decide to take Policy loans, the loans may reduce the death benefit and cash value of your Policy whether or not you repay because they may undermine the growth potential of your Policy.   A Policy loan is generally not taxable income.  However, a Policy loan may be taxable (to the extent it exceeds your premium paid) if it is outstanding at the time you surrender your Policy.  A Policy loan may also be taxable (to the extent of income in the Policy) if your Policy becomes a modified endowment contract (“MEC”), as a result of a material change that you may make to the Policy.  A Policy loan may also be taxable if it results in a termination or lapse of the Policy or an election of a continued insurance option (i.e., extended term or reduced paid up insurance).  This could occur if market conditions caused the cash value on the Policy to fall below the outstanding loan amount.

Surrenders and Other Material Changes

You should only purchase the Policy if you have the financial ability to keep it in force for the 12 years in which your premiums are payable.  You should not purchase the Policy if you foresee surrendering all or part of the Policy’s cash value.  We generally do not recommend that you take a partial surrender of your Policy or make other material changes to the Policy within the first seven years.  If you take a partial surrender from your Policy, reduce the face amount of the Policy, eliminate a rider, or make any other material change in the Policy after it is issued, this may convert the Policy into a modified endowment contract.  This can have adverse tax consequences to you.

Risk of Lapse

Your Policy may lapse if you fail to pay your premiums or your loans exceed the cash value.  However, if you do not elect one of the continued insurance options, we will automatically purchase continued insurance with the Policy’s cash value.  This may delay but not avoid the lapse of your Policy.

Risks of the Life Series Funds

You bear the investment risk of the Funds underlying the Subaccounts you select.  The investment objectives, primary investment strategies, and primary risks of the Funds are described in the attached Life Series Funds prospectus. There is no assurance that any of the Funds will achieve its stated investment objective.

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy.  The optional rider premiums and cost of insurance charges shown may not be representative of what you will pay because these charges are based on the insured’s age, sex and underwriting class (standard or non-standard class). Your Policy will be accompanied by an illustration based on your annual premium and guaranteed insurance amount as determined by the insured’s age, sex, underwriting classification, payment frequency and optional riders you selected.  This hypothetical illustration shows the potential future benefits using assumed rates of investment return.

The table below describes the transaction fees and expenses that you will pay for the 12 years you pay premiums.  The minimum charge indicated is based on the lowest rate for our standard underwriting class.  The maximum charge indicated is based on the highest possible charge at issue for our non-standard underwriting class (unless otherwise specified) up to our maximum issue age for this class.

Transaction Fees
Charge	When Charge is Deducted (1)	Amount Deducted
Maximum Sales Charge Imposed on Premiums (Load)	Upon premium payment	Year 1 30% of premium Years 2 to 4 10% of premium Years 5 to 12 6% of premium
Premium Tax Charge	Upon premium payment	2% of premiums
Maximum Deferred Sales Charge (Load)	Not Charged	NONE
Other Surrender Fees	Not Charged	NONE
Transfer Fees	Not Charged	NONE
First Year Charge	Upon payment of first year premium	$5 per $1,000 of the guaranteed insurance amount (GIA)
Annual Administrative Charge	Upon premium payment	$30 standard class $45 non-standard class
Risk Charge	Upon premium payment	1.5% of premiums
Installment Payment Premium (2)	Upon premium payment	Annual: 0% increase in premium Semi-annual: 2% increase in premium Quarterly: 4% increase in premium Monthly: 5.96% increase in premium
Optional Rider Premiums (3)		Per $1,000 face amount of rider:
Accidental Death (4)	Upon premium payment	Minimum: $1.75 Maximum: $2.63 Standard case (5): $1.75
12 Year Level Term without Premium Waiver	Upon premium payment	Minimum: $0.68 Maximum: $16.39 Standard case (5): $1.02
12 Year Level Term (6) with Premium Waiver	Upon premium payment	Minimum: $0.83 Maximum: $12.70 Standard case (5): $1.12
Premium Waiver	Upon premium payment	Minimum: $0.04 Maximum: $6.00 Standard case (5): $0.09

(1) The table assumes that premiums are paid at issue and then on each Policy anniversary.  If you pay your premium on an installment basis over the course of a Policy year, the charges which are premium-based will be prorated over those payments.

(2) This charge is added to the base premium then deducted.  A portion of this charge is allocated under your Policy to your selected Subaccounts so that we can match our assumptions about your premiums to provide the guaranteed insurance amount of your death benefit.

(3) The amount of the added premium is determined by the applicable insurance rates based upon the insured’s age, sex and underwriting classification.  The premiums disclosed above may not be representative of the premium you will actually pay.  You may obtain more information about the premiums you will incur by contacting your registered representative.

(4) The benefit may not exceed $200,000 less all of the insured’s accidental death benefit coverage in all companies.

(5) Our representative insured which has been identified as our most frequent Policy purchaser is a male, age 25 at the time the Policy is issued, and is in our standard underwriting class.

(6) The 12 year level term rider is not available to those in a non-standard underwriting class.

The next table describes the fees and expenses that we deduct from your cash value.

Periodic Charges Other Than Fund Operating Expenses (1)
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance (2)	Last Day of Policy Year	Minimum: $0.68 per $1,000 on the net amount at risk (NAR) Maximum: $14.38 per $1,000 on the NAR(3) Standard case (4) with $51,908 GIA: $1.75 per $1,000 NAR
Mortality and Expense Risks Charge	Daily	Effective annual rate of 0.50% of your Subaccount asset value
Policy Loan Interest	Policy Anniversary	6% of the outstanding loan (5)
Income tax charge (6)	Not charged	None deducted

(1) Does not include operating fees and expenses of the Funds.

(2) Your cost of insurance charges will be determined by the insurance rates applicable to your Policy based upon the insured’s age and sex, as well as the net amount of the insurance that is at risk (NAR).  As a result, the charges disclosed above may not be representative of the charges you will actually pay.  You may obtain more information about the charges you will incur by contacting your registered representative.

(3) The charge indicated is the maximum rate we can deduct for the first year cost of insurance charge.

(4) The standard case is based on our representative insured, which has been identified as our most frequent Policy purchaser. This is a male, age 25 at the time the Policy is issued, and is in our standard underwriting class. There is no difference in the cost of insurance between the standard and non-standard class.

(5) Because we transfer from the Separate Account to our General Account an amount equal to the amount of the loan, while the loan is unpaid, we credit you into your chosen Subaccount(s) interest at an effective annual rate of 4% for the amount maintained in the General Account.  As a result, the net interest rate as a cost to you is 2%.

(6) We reserve the right to impose this charge if we incur taxes attributable to Separate Account B.

The next table below describes the range of fees and expenses for the Funds that you will indirectly pay during the time that you own the Policy.  The table shows the minimum and maximum Total Annual Fund Operating Expenses, before and after any contractual fee waivers as of December 31, 2007.  These expenses may be higher or lower in the future.  More detail concerning each Fund’s fees and expenses is contained in the attached prospectus for the Funds.

Total Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Minimum Maximum
Gross Annual Fund Operating Expenses 0.81% 1.14%
(Before contractual fee waivers/reimbursements)

Net Annual Fund Operating Expenses (1) 0.70% 1.14%
(After contractual fee waivers/reimbursements)

(1) The fee waivers reflected above will continue to May 1, 2009 by contractual agreement with the investment adviser to the Funds.

DESCRIPTION OF THE POLICY

Who We Are and How to Contact Us

First Investors Life

First Investors Life Insurance Company, with its home office located at 110 Wall Street, New York, New York 10005, is a stock life insurance company incorporated under the laws of the State of New York in 1962.  We write life insurance and annuity policies.

First Investors Life is part of First Investors Consolidated Corporation ("FICC"), a holding company, which owns all of the voting common stock of First Investors Life. Other affiliates of First Investors Life include: First Investors Corporation ("FIC"), the distributor of the Policies; First Investors Management Company, Inc. ("FIMCO"), the investment adviser of the Life Series Funds, and Administrative Data Management Corp., the transfer agent for Life Series Funds.   Kathryn Head and members of her family control FICC and, therefore, control First Investors Life and the other companies which are owned by FICC.

For information or service concerning a Policy, you can contact us in writing at our Administrative Office located at Raritan Plaza 1, Edison, NJ 08837.  You can also call us at 1-800-832-7783 between the hours of 9:00 a.m. to 6:00 p.m., Eastern Time, or fax us at 732-510-4209.  You can also contact us through our Website at www.firstinvestors.com.

You should send any premium or loan interest payments, loan repayments, notices, elections, or requests that you make, as well as any other documentation that we require for any purpose in connection with your Policy, to our Administrative Office.  No such payment, notice, election, request or documentation will be treated as having been “received” by us until we have received it, as well as any related items that we require, all in complete and good order (i.e., in form and substance acceptable to us) at our Administrative Office.  To meet our requirements for processing transactions, we may require that you use our forms.  We will notify you and provide you with an address if we designate another office for receipt of information, payments and documents.

Separate Account B

We established Separate Account B on June 4, 1985, under the provisions of the New York Insurance Law.  Separate Account B is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act").

We segregate the assets of Separate Account B from the assets in our General Account (the “General Account”).  The assets of Separate Account B fall into two categories:  (1) assets equal to our reserves and other liabilities under the Policies and (2) additional assets derived from expenses that we charge to Separate Account B.  The assets equal to our reserves and liabilities support the Policy.  We cannot use these assets to satisfy any of our other liabilities.  The assets we derive from our charges do not support the Policy, and we can transfer these assets in cash to our General Account.  Before making a transfer, we will consider any possible adverse impact that the transfer may have on Separate Account B.

All the income, gains and losses (realized or unrealized) resulting from assets allocated to Separate Account B are credited to or charged against Separate Account B without regard to our other business.  We are obligated to pay all amounts promised to Policyowners under the Policies even if these amounts exceed the assets in Separate Account B.

Assets allocated to Separate Account B support the benefits under the Policy.  The assets are in turn invested by each Subaccount of Separate Account B into a corresponding Fund at net asset value.  Therefore, we own the shares of the underlying Funds, not you.

Each Subaccount reinvests any distributions it receives from a Fund by purchasing additional shares of the distributing Fund at net asset value.  Accordingly, we do not expect to pay you any capital distributions from the Policies.

Life Series Funds

The Life Series Funds is an open-end management investment company registered with the SEC under the 1940 Act.  The Life Series Funds consists of 12 separate series (“Funds”), ten of which are available to Policyowners of Separate Account B.  Each of the Funds offers its shares only through the purchase of a Policy or another variable life or variable annuity contract issued by First Investors Life.  The Funds reserves the right to offer shares to other separate accounts or directly to us.

Although some of the Funds have similar names, the same portfolio manager and same investment objectives as other publicly available mutual funds, they are separate and distinct from these mutual funds. The Funds will have different portfolio holdings and fees so their performances will vary from the other mutual funds.

FIMCO, the investment adviser of the Life Series Funds, is a New York Corporation located at 110 Wall Street, New York, New York 10005.  FIMCO and the Life Series Funds have retained the Smith Asset Management Group, L.P., 100 Crescent Court-Suite 1150, Dallas, Texas 75201 to serve as subadviser of the Select Growth Fund, Paradigm Capital Management, Inc., Nine Elk Street, Albany, New York 12207, to serve as the subadviser of the Discovery Fund and Vontobel Asset Management Inc., 1540 Broadway, New York, New York 10036 to serve as the subadviser of the International Fund.  See the Life Series Funds prospectus for more information about the investment adviser and subadvisers.

The following table includes the investment objective for each Fund that is available under the Policy.  There is no assurance that any of the Funds will achieve its stated objective.  There is a Subaccount with the same name as its corresponding underlying Fund.  You bear the entire investment risks of the Funds you select.  The degree of investment risk you assume will depend on the Subaccounts you select.  You should consider your allocation carefully.  The investment objectives, primary investment strategies, primary risks and management of the Funds are described in the attached Life Series Funds prospectus, which you should read carefully before investing.

Fund	Investment Objective

Blue Chip Fund	High total investment return.
Cash Management Fund	High rate of current income consistent with the preservation of capital and maintenance of liquidity.
Discovery Fund	Long-term growth of capital.
Government Fund	Significant level of current income which is consistent with security and liquidity of principal.
Growth & Income Fund	Long-term growth of capital and current income.
High Yield Fund	High current income.
International Fund	Long-term capital growth.
Investment Grade Fund	A maximum level of income consistent with investment in investment grade debt securities.
Select Growth Fund	Long-term growth of capital.
Value Fund	Total return.

How The Policy Works

The Policy is described as "variable" because the amount of your death benefit, cash value and loan value (the amount you can borrow) may increase or decrease depending on, among other things, the investment performance of the Subaccount(s) that you select.  You bear the entire investment risk with respect to the Policy's cash value, which could decline to zero.  However, the death benefit will never be less than the guaranteed insurance amount (adjusted for loans and partial surrenders), if you pay all your premiums.  We offer ten Subaccounts, from which you may select up to five.

The discussion generally assumes that premiums have been duly paid and there have been no Policy loans.  The death benefit and cash value are affected if premiums are not duly paid or if a Policy loan is made.

Policy Application Process

To purchase a Policy, you must submit a completed life insurance application to us and provide us with evidence of insurability that is satisfactory to us.  Before accepting an application, we conduct underwriting to determine the proposed insured's insurability.  If your application is accepted, we will credit your Policy with the initial premium on the date that the Policy is issued.  Until such time, your initial premium is held in the General Account.  If a Policy is not issued, we will return your premium without interest.  We reserve the right to reject any applications for any reason.  The insured will be covered under the Policy as of the Policy’s issue date.

Premiums

The Policy premiums are "level" because you pay the same amount each year for 12 years.  We cannot increase the amount of your premiums or extend the premium payment period.  If you change your premium payment schedule after your policy has been issued, the premium amount will be adjusted to correspond with your new schedule, as discussed below.  After you have made the scheduled payments for 12 years, the Policy will stay in force for the life of the insured unless you decide to surrender it or you borrow against it to the extent that it lapses.

The Amount of Your Premiums

The premium you pay is determined by the amount of guaranteed insurance, the underwriting classification of the insured, the frequency of your payments and any riders you have selected.  We cannot increase this premium amount.  However, there is an additional premium charge if you ask us to accept your premiums on an installment basis.  We have a $600 minimum annual premium requirement for issue ages 15 and over (which does not include additional premiums for any riders that you may select other than Waiver of Premium) and a $300 minimum annual premium requirement for issue ages 0-14.

We allocate assets to our General Account to accumulate as a reserve for the contingency that the insured will die when the guaranteed insurance amount exceeds the death benefit payable without such guarantee.  In setting premium rates, we took into consideration actuarial estimates of projected death and surrender benefit payments, lapses, expenses, investment returns, and a contribution to our surplus.

The Frequency of Your Payments

You pay premiums under the Policy for 12 years.  Premium payments are due on or before the due dates at our Administrative Office.  If you pay early, we will place your premium payment in our General Account and, on the day that it is due, we will allocate the premium to the Subaccount(s) that you have selected.

If your annual premium is $600 or more, you may choose to pay your premiums on an installment basis - - i.e., on a semi-annual, quarterly or monthly basis.  If you do not pay your premiums on an annual basis, you will be subject to an additional premium charge to pay in installments.  As a result, your premium amounts will be higher, but the net amount allocated to Subaccounts will not increase by the amount the premium increases.

If you select to pay premiums monthly, you will pre-authorize us to electronically deduct premiums from your bank account (“Lifeline”).  We are not liable for any bank charges you may incur if you fail to maintain a sufficient balance in your bank account to pay the premiums.  To change the frequency of your premium payment, you must notify us prior to your next premium due date, which coincides with the new frequency premium due date.  We will then recompute your premium amount and bill you accordingly.

Automatic Premium Loans to Pay Premiums

You may elect in a written request to our Administrative Office to have the premium paid by an automatic loan against the Policy.

Under the automatic premium loan provision, any premium not paid before the end of the grace period is paid by an automatic loan against the Policy.

You may elect the automatic loan provision only if your premium is not in default and the resulting Policy loan and loan interest to the next premium due dates do not exceed the maximum loan value of your Policy (see "Policy Loans").  You may revoke the automatic premium loan provision at any time by written request.  The revocation is effective when we receive it at our Administrative Office.

Allocation of Net Premiums to Investment Options

When you purchase a Policy, you select the percentage allocation of the net premium (premium less deductions) (see "The Charges And Expenses") to not more than five Subaccounts of Separate Account B.  However, you must allocate at least 10% of the net premium to each Subaccount you select.  Subsequent premiums will be allocated according to this allocation unless you request a reallocation of the assets attributable to your Policy.

The net premium is credited to your Policy on the Policy's issue date and on each premium due date thereafter, whether or not you have paid a premium by its due date.  Your net premiums buy units of the Subaccounts and not shares of the Funds in which the Subaccounts invest.

The net amount which is invested in the Subaccounts you select will generally increase over time, as charges and expenses decline.  Thus, as time goes by, more of your premium will be invested.  As an example, the following charts illustrate the amount we would allocate to the Subaccount(s) for a 25-year-old male (standard class) with a guaranteed insurance amount of $51,908 and a gross annual premium of $1,200 over 12 years:

Reallocating Your Cash Value among Subaccounts

Subject to the limits discussed below, you may reallocate the percentage allocations among the Subaccounts twice each Policy year.  You may make reallocations only if:

¢

you allocate the cash value to no more than five of the Subaccounts, and

¢

the allocation to any one Subaccount is not less than 10% of the cash value.

What Are Our Policies on Frequent Reallocations Among Subaccounts?

The Policy is designed for long-term investment purposes.  It is not intended to provide a vehicle for frequent trading or market timing.  We therefore limit reallocations to two per Policy year.  We apply this limitation uniformly to all Policies.

We monitor Subaccount reallocations in an effort to prevent Policyowners from exceeding the annual limit on reallocations.  We cannot guarantee that our monitoring efforts will be effective in identifying or preventing all market timing or frequent trading activity in the Subaccounts.

We will only accept a transaction request that is in writing.  We will not accept transaction requests by any electronic means including, but not limited to, telephonic, facsimile or e-mail requests.

As described in the Life Series Funds prospectus, the Board of Trustees of the Funds has adopted policies and procedures to reject, without any prior notice, any purchase or exchange transaction if the Funds believe that the transaction is part of a market timing strategy.  In order to protect Policyowners and to comply with the underlying Funds’ policies, we have agreed to honor instructions from the Funds to restrict or prohibit further purchases or transfers of shares by any Policyowner that has been identified by the Funds as having violated its market timing policies.  Accordingly, we may be required to reject any reallocation request, without any prior notice, that is determined by the Funds to be part of a market timing strategy.

What Are the Risks to Policyowners of Frequent Reallocations?

To the extent that our policies are not successful in detecting and preventing frequent trading in the Subaccounts, frequent trading may: (a) interfere with the efficient management of the underlying Funds by, among other things, causing the underlying Funds to hold extra cash or to sell securities to meet redemptions; (b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Funds, particularly for long-term shareholders who do not engage in frequent trading.  These risks may in turn adversely affect Policyowners who invest in the Funds through our Subaccounts.

In the case of the Subaccounts that invest indirectly in high yield bonds and small cap stocks, the risk of frequent trading includes the risk that investors may attempt to take advantage of the fact that these securities may trade infrequently and therefore their prices may be slow to react to information. This could cause dilution in the value of the shares held by other shareholders.

In the case of the Subaccounts that invest indirectly in foreign securities, the risks of frequent trading include the risk of time zone arbitrage.  Time zone arbitrage occurs when shareholders attempt to take advantage of the fact that the valuation of foreign securities held by a Fund may not reflect information or events that have occurred after the close of the foreign markets on which such securities principally trade but before the close of the NYSE.  This could cause dilution in the value of the shares held by other shareholders.

The Death Benefit

The death benefit is the amount we pay to the named beneficiary at the death of the person whom you name as the insured.  It is the sum of the guaranteed insurance amount plus, if positive, a variable insurance amount that is based upon the performance of the Subaccounts that you have selected.  We increase the death benefit to reflect (1) any insurance on the life of the insured that you may have added by rider and (2) any premium you have paid that applies to a period of time after the insured's death.  We reduce the death benefit to reflect (1) any outstanding Policy loan and loan interest, (2) any unpaid premium that applies to a period before the insured's death and (3) partial surrenders.

Generally, we pay the death benefit within seven days after we receive all claim requirements in a form satisfactory to us at our Administrative Office.  If no settlement option is elected, we pay interest on death benefit proceeds from the date of death until we pay the death benefit.  The interest rate is guaranteed to be at least 2½%.

There are several settlement options available, as discussed later.  The Policyowner may reserve the right to change any selected settlement option prior to the insured’s death.  Thereafter, if the Policyowner did not make an election, the beneficiary may apply the proceeds to one of the settlement options.  We must receive an election of, or a change to, a settlement option in writing at our Administrative Office in a form acceptable to us.

The Guaranteed Insurance Amount

We guarantee that the death benefit on your Policy will never be less than the Policy's face amount, which is the guaranteed insurance amount (reduced for loans and partial surrenders).  During the first Policy year, the death benefit is equal to the guaranteed insurance amount.  Thereafter, we determine the death benefit on each Policy anniversary for the next Policy year by adjusting the death benefit by the variable insurance amount on the Policy anniversary.  This is the death benefit payable if the insured dies during the following Policy year.

The Variable Insurance Amount

The variable insurance amount is based upon the investment results of the Subaccounts that you have selected.  During the first Policy year, the variable insurance amount is zero.  On the first Policy anniversary, and on each anniversary thereafter, we determine your variable insurance amount by comparing the net investment return of your Subaccounts with an assumed investment return of 4%, which we call the "base rate of return."  The “net investment return” of your Subaccounts is the gross rate of return on the underlying investments less Fund expenses and mortality and expense risk charges.

Your variable insurance amount does not change if the actual investment return on all of your Subaccounts is exactly equal to the base rate of return.  Your variable insurance amount increases if the actual net investment return is greater than the base rate of return.  The variable insurance amount decreases if the actual net investment return is less than the base rate of return.  The difference between these rates of return, if any, is called the differential rate of return.  We set the variable insurance amount on each Policy anniversary and do not change it until the next Policy anniversary.

The amount by which your variable insurance amount will increase or decrease during any Policy year is determined by dividing the differential investment return (the differential rate of return times the investment base) for a Policy year by the applicable net single premium rate that is specified in your Policy.  Your Policy includes a table of the applicable net single premium rates per $1.00 from ages 0 to 99.  The net single premium increases as the insured grows older, meaning that the insured will receive less variable insurance per dollar of differential investment return as the insured grows older.  The net single premium will be lower for a Policy that we issue to a female than for a Policy that we issue to a male of the same age.

The variable insurance amount is calculated on a cumulative basis.  This means that the amount reflects the accumulation of increases and decreases from past Policy years.  The cumulative amount may be positive or negative, depending on the investment performance of the Subaccounts that you have selected.  If the variable insurance amount is negative, the death benefit is the guaranteed insurance amount.  In other words, the death benefit is never less than the guaranteed insurance amount.

The following example illustrates how the variable insurance amount is calculated.  For this example, we use a male issue age 25, and we assume a constant 12% hypothetical gross annual investment return on the underlying Fund investments. (This corresponds to a constant hypothetical net investment return of 10.3823% after deducting assumed Fund expenses of 0.95% and the applicable mortality and expense risk charges.)  The investment base is the amount invested in the Subaccounts under your Policy.  The calculations are for Policy years 6 and 12:

Calculation of Change in Variable Insurance Amount
End of Policy Year
6 12
(1) Face Amount Plus Variable Insurance Amount (End of Prior Year) $55,994 $73,526 (to the nearest dollar)
(2) Cash Value at End of Prior Year $5,535.18 $18,327.44
(3) Net Premium 1,056.00 1,056.00
(4) Investment Base at Beginning of Current Policy Year: (2)+(3) 6,591.18 19,383.44
(5) Differential Rate of Return (.103823 - .04) .063823 .063823
(6) Differential Investment Return: (4) x (5) $420.67 $1,237.11
(7) Net Single Premium at End of Current Year 0.22416 0.27338
(8) Change in Variable Insurance Amount: (6)÷(7) $1,876.65 $4,525.24
(9) Face Amount Plus Variable Insurance Amount (End of Current Year) $57,870 $78,051 (to the nearest dollar)

If the hypothetical gross annual investment return in the year illustrated had been 0% (corresponding to a net investment return of approximately -1.445%), the results in the calculation above would have been as follows: the Face Amount Plus Variable Insurance Amount would have decreased by $1,601, and the Face Amount Plus Variable Insurance Amount for the end of Policy year 6 would have been $54,393.

Cash Value

Determining Your Cash Value

The cash value you have in your Policy will vary daily depending on, among other things, the investment experience of the Subaccounts you have selected.  There is no minimum guaranteed cash value.  The cash value on any day within the Policy year equals the cash value as of the end of the prior Policy year, plus the net premiums that you have paid since that date, adjusted to reflect the actual net investment return of the Subaccounts you have selected, the cost of insurance protection and surrenders.

Assuming no partial surrenders or Policy Loans have been taken, the following example illustrates how the cash value of a Policy at the end of any year is calculated.  For this example, we use a male issue age 25, and we assume a constant 12% hypothetical gross annual investment return. (This corresponds to a constant hypothetical net investment return of approximately 10.3823% after deducting assumed Fund expenses of 0.95% and mortality and expense risk charges.)  In this case, the cash value we show for the end of Policy year 5 increases to the amount we show for the end of Policy year 6 for the Policy, as follows:

(1) Cash Value at End of Policy Year 5	$5,535
(2) Net Premium Paid by You	$1,056
(3) Investment Base at Beginning of Current Policy Year 6: (1)+(2)	6,591
(4) Actual Rate of Return	.103823
(5) Investment Return: (3)x(4)	684
(6) Benefit Base at End of Policy Year 6: (3)+(5)	7,275
(7) Cost of Insurance Protection During Policy Year 6	(88)
(8) Cash Value at End of Policy Year 6: (6)-(7)	7,187

The Policy offers the possibility of increased cash value resulting from good investment performance.  However, there is no assurance that any increase will occur.  It is also possible, due to poor investment performance, for the cash value to decline.   You bear all the investment risk.

Deduction of Cost of Insurance Protection from Cash Value

Your cash value reflects a charge for the cost of insurance protection.  We issue variable life insurance policies to (1) persons with standard mortality risks and (2) persons with higher mortality risks, as our underwriting rules permit.  We charge a higher gross premium for the person with the higher mortality risk.

We guarantee that the cost of insurance rates will not be higher than rates based on the 1980 Commissioners' Standard Ordinary Mortality Table, which we use to compute the cost of insurance protection for each Policy.  For mortality rates for extended term insurance, we use the Commissioners' 1980 Extended Term Table.  For Policies issued prior to 1989, we use the 1958 Commissioners' Standard Ordinary Mortality Table to compute the cost of insurance protection for each Policy and the Commissioners' 1958 Extended Term Table for mortality rates for extended term insurance.

In all cases, we base the cost of insurance protection on the net amount of insurance at risk (the Policy's guaranteed insurance amount, plus the variable insurance amount, minus the cash value) and the person's sex and attained age.  The cost of insurance protection generally increases each year because the probability of death increases as a person's age increases.  The net amount of insurance at risk may decrease or increase each year depending on the investment experience of the Subaccount(s) that you have selected.

Policy Surrenders - You may fully surrender the Policy for its cash value less any outstanding Policy Loans and loan interest (“surrender value”) at any time while the insured is living.  The amount payable will be the cash value that we next compute after we receive the surrender request at our Administrative Office.  A full surrender will be effective on the date that we receive both the Policy and a written request in a form acceptable to us.

You may partially surrender your Policy on any Policy anniversary.  We permit a partial surrender only if you (1) have no outstanding policy loan and (2) have paid the premium due on that Policy anniversary.  In addition, your premiums after the partial surrender must still meet the Policy’s minimum annual premium requirement.  A partial surrender will be effective only if we receive all requirements for a partial surrender at our Administrative Office on or before the Policy anniversary.  The partial surrender will be effective on the Policy anniversary.

When you make a partial surrender, the guaranteed insurance amount, death benefit, and cash value for the Policy will be reduced proportionally.  The premium will also be reduced.  We will pay the portion of the cash value of the original Policy that exceeds the cash value of the reduced Policy to you as a partial surrender.  We will allocate the cash value of the reduced Policy among the Subaccounts in the same proportion as the allocation of the cash value of the original Policy.

We will usually pay the surrender value within seven days.  However, we may delay payment for the following reasons:

¢

a recent payment that you made by check has not yet cleared the bank,

¢

we are not able to determine the amount of the payment because the New York Stock Exchange is closed for trading or the SEC determines that a state of emergency exists, or

¢

for such other periods as the SEC may by order permit for the protection of security holders.

We will pay interest if we delay payment of the surrender value beyond 30 days from the effective date of the surrender.  The interest rate paid will be at least 3%.

While we do not assess a charge for full or partial surrenders, you should be aware that any surrender will have tax consequences and that a partial surrender within the first seven years may convert the Policy into a MEC.  See "TAX INFORMATION."  We may deduct withholding taxes from the surrender value.

Policy Loans - You may borrow up to 75% of the cash value during the first three Policy years, or 90% of the cash value after the first three Policy years, if you assign your Policy to us as sole security.  We charge daily interest on the outstanding loan amount at an effective annual rate of 6% compounded on each Policy anniversary.  In general if we approve the loan, we send the loan amount within seven days of receipt of the request.  We will not permit a new loan unless it is at least $100 or you use it to pay premiums.  You may repay all or a portion of any loan and accrued interest at any time while the insured is living and the Policy is in force.

When you take out a loan, we transfer a portion of the cash value equal to the loan from the Subaccount(s) that you have selected to our General Account.  We charge the loan to each Subaccount in the proportion which the value of each Subaccount bears to the cash value of the Policy as of the date of the loan.

A Policy loan does not affect the amount of the premiums due.  A Policy loan does, however, reduce the death benefit and cash value by the amount of the loan.  A Policy loan may also permanently affect the variable insurance amount and the cash value, whether or not you repay the loan in whole or in part.  This occurs because we will not credit net investment return that the Subaccount(s) earn to the amount that we maintain in the General Account during the period that the loan is outstanding.  Instead, we credit the amount in the General Account at the assumed interest rate of 4%, in accordance with the tabular cash value calculations that we have filed with the state insurance departments.

Even if it is repaid, a Policy loan will have a negative impact on the variable insurance amount and the cash value if the actual investment returns of the Subaccounts you have selected exceed the assumed investment return of 4%.  The longer the loan is outstanding, the greater the impact is likely to be.

If you do not pay the loan and interest when it is due on each Policy anniversary, we will increase your loan by the amount of any unpaid interest, and we will transfer an equivalent amount of cash value from the Subaccount(s) to the General Account.  We will credit loan repayments to each Subaccount in proportion to your allocation to each Subaccount.

We subtract the amount of any outstanding loan plus interest from any death benefit or any surrender value that we pay.  If your outstanding loan with accrued interest ever equals or exceeds the cash value, we will mail notice of such event to you and any assignee at the assignee's last known address.  The Policy terminates 31 days after we mail such notice.  This may be a taxable event. The Policy does not terminate if you make the required repayment within that 31 day period.

While a Policy loan is generally not taxable, it may be taxable if the loan is outstanding when the Policy is surrendered, exchanged, lapsed or converted to continued insurance, or the Policy has been converted into a MEC.  A Policy loan may also cause a Policy to terminate if the cash value of the Policy falls below the total amount borrowed due to fluctuation in the values of the Subaccounts selected or other factors.  In such case, the entire amount of the loan is immediately taxable to the extent it exceeds your cost basis in the Policy.  You should, therefore, consult with a qualified tax adviser before taking Policy loans.

Settlement Options

You or your beneficiary may elect to apply all or a portion of the proceeds of a surrender or death benefit payment, as applicable, under any one of the following fixed benefit settlement options rather than receive a single payment of Policy proceeds.  However, the Policy proceeds must be at least $1,000 and the settlement option chosen must result in a minimum annual payment of $50.  The amount of the payment under life income options will depend on the age and sex of the person whose life determines the duration of payments.  Tax consequences may vary depending on the settlement option chosen.  The options are as follows:

Proceeds Left at Interest - Proceeds left with us to accumulate, with interest payable at a rate of 2½% per year, which may be increased by additional interest.

Payment of a Designated Amount - Payments in installments until proceeds applied under the option and interest on unpaid balance at a rate of 2½% per year and any additional interest are exhausted.

Payment for a Designated Number of Years - Payments in installments for up to 25 years, including interest at a rate of 2½% per year.  Payments may increase by additional interest, which we would pay at the end of each installment year.

Life Income, Guaranteed Period - Payments guaranteed for 10 or 20 years, as you elect, and for life thereafter. During the guaranteed period of 10 or 20 years, the payments may be increased by additional interest, which we would pay at the end of each installment year.

Life Income, Guaranteed Return - The sum of the payments made and any payments due at the death of the person on whose life the payments are based, never to be less than the proceeds applied.

Life Income Only - Payments made only while the person on whose life the payments are based is alive.

Optional Insurance Riders

Currently, the following optional insurance provisions may be included in a Policy at issue but not thereafter, in states where available, subject to the payment of an additional premium, certain age and insurance underwriting requirements, and the restrictions and limitations that apply to the Policy, as described above.  The summaries below are not complete.  Additional terms and conditions are set out in the form of each rider.  You may obtain additional information in this regard from your sales representative.

Accidental Death Benefit

You may elect to obtain an accidental death benefit rider if the insured's age is 0 to 60.  The rider provides for an additional fixed amount of death benefit in the event the insured dies from accidental bodily injury while the Policy is in force and before the Policy anniversary when the insured attains age 70.  The amount of the benefit is equal to the face amount of the Policy, but cannot exceed an amount equal to $200,000 minus the sum of the insured's accidental death benefit coverage in all companies.

12 Year Level Term Rider

You may elect to obtain a 12 year level term insurance rider where the insured is age 18 to 58 for an amount equal to (1) the Policy face amount or (2) two times the Policy face amount or (3) three times the Policy face amount.  The rider is convertible, without evidence of insurability, to a new Policy or other permanent plan of insurance.  The amount of the insurance under the new Policy may be any amount up to the face amount of the rider.  The conversion may occur at any time during the 12 years of rider coverage, but not later than the Policy anniversary when the insured reaches age 65.

Waiver of Premium

You can choose to obtain a waiver of premium rider where the insured is age 15 to 55.  Under the rider, the Company will waive all premiums falling due after the date of commencement of the disability and for as long as the disability continues.  Disability, for this purpose, means a total disability (as defined in the rider) of the insured which continues for at least six months.  The waiver of premium only applies to disabilities that commence before the Policy anniversary when the insured reaches age 60.

Other Provisions

Age and Sex

If you have misstated the age or sex of the insured, the benefits available under the Policy are those that the premiums paid would have purchased for the correct age and sex.

Assignment

You may transfer ownership of your Policy from yourself to someone else. However, the assignment is not binding on us, unless it is in writing and filed with us at our Administrative Office.  We assume no responsibility for the validity or sufficiency of any assignment.  Unless otherwise provided in the assignment, the interest of any revocable beneficiary is subordinate to the interest of any assignee, regardless of when you made the assignment.  The assignee receives any sum payable to the extent of his or her interest.

Beneficiary

This is the person you designate in the Policy to receive death benefits upon the death of the insured.  You may change this designation, during the insured's lifetime, by filing a written request with our Administrative Office in a form acceptable to us.

Right to Examine

You have a period of time to review your Policy and cancel it for a return of premiums paid.  The duration and terms of the "right to examine" period vary by state, and are stated on the cover of your Policy.  At a minimum, you can cancel your Policy at any time within 45 days of completing Part I of the application or within 10 days after you receive your Policy.  You must return your Policy along with a written request for cancellation to us at our Administrative Office.

Default and Options on Default

A premium is in default if you do not pay it on or before its due date.  There is a grace period after the due date during which the insurance continues in force.  If the insured dies during the grace period, we deduct from the death benefit the portion of the premium applicable to the period from the premium due date to the end of the Policy month in which death occurs.

If you have elected the automatic premium loan provision, and you do not pay a premium by its due date, the premium will automatically be borrowed from the cash value of the Policy.  If you have not elected the automatic premium loan provision and you do not surrender a Policy within 60 days after the date of default, we apply the Policy's cash value minus any loan and interest to purchase continued insurance.

You may choose either extended-term insurance or reduced paid-up whole life insurance for the continued insurance.  If the insured is rated as standard class, you automatically have the extended-term insurance if you make no choice.  If we rated the Policy for extra mortality risks, you automatically receive the reduced paid-up whole life insurance option.  Both options are for fixed life insurance, and neither option requires the further payment of premiums.

The extended term insurance option provides a fixed and level amount of term insurance equal to the death benefit (minus any indebtedness) as of the date the option becomes effective.  The insurance coverage under this option continues for as long a period as the surrender value on such date purchases.

The reduced paid-up whole life insurance option provides a fixed and level amount of paid-up whole life insurance.  The amount of coverage is the amount that the surrender value purchases on the date the option becomes effective.

You may surrender a Policy continued under either option for its cash value while the insured is living.  You may make a loan under the reduced paid-up whole life insurance option, but not under the extended term insurance option.

For example, for a male issue age 25, and assuming 0% and 12% hypothetical gross annual investment returns, if default insurance option became effective at the end of Policy year 5, the fixed insurance coverage under these Policies would be as follows:

	0%	12%
Cash Value of the Policy Reduced Paid-up Whole Life Insurance	$ 3,992 18,406 for life	$5,535 25,521 for life
Extended Term Insurance	51,908 for 25 years	55,994 for 29 years

Exchange Privilege

The exchange privilege allows you to exchange the Policy for a permanent fixed life insurance policy that we issue on the insured's life.  The exchange privilege is available:

¢

within the first 18 months after the Policy's issue date, if you have duly paid all premiums, or

¢

if any Fund changes its investment adviser or makes a material change in its investment objectives or restrictions.

You do not need to provide evidence of insurability to exercise this privilege.  The new policy has a level face amount equal to the face amount of the Policy.  It also has the same benefit riders, issue date, and risk classification for the insured as the Policy does.  We base premiums for the new policy on the premium rates for the new policy that were in effect on the Policy issue date.  You may elect either a continuous-premium policy or a limited-payment policy for your exchanged policy.

In some cases, we may adjust the cash value on exchange.  The adjustment equals the Policy's surrender value minus the new policy's tabular cash value.  If the result is positive, we pay that amount to you. If the result is negative, you pay that amount to us.  We will determine the amount of a cash adjustment as of the date we receive the Policy and written request at our Administrative Office.

Grace Period

With the exception of the first premium, we allow a grace period of 31 days for payment of each premium after it is due.  The Policy continues in force during the grace period unless you surrender it.

Incontestability

Except for nonpayment of premiums, we do not contest the validity of the Policy and its riders after it has been in force during the lifetime of the insured for two years from the date of issue.

Changes to the Policy

We have the right to change the terms of the Policy without your consent where necessary to comply with applicable law.

State Variations

Where required by state law, there may be variations in the Policy which are covered by a special form of the Policy for your state.  Your Policy, as a result, may differ from those described in this prospectus.  Your actual Policy, with any endorsements, amendments and riders, is the controlling document.

We offer the Policy in most states.  Check with your registered representative regarding availability in your state.  The Policy is offered continuously.  Although we do not anticipate discontinuing the offer of the Policy, we reserve the right to do so at any time.

Payment and Deferment

We will usually pay the death benefit, surrender value, or loan proceeds within seven days after we receive all documents required for such payments.  However, we may delay payment if (1) a recent payment by check has not yet cleared the bank, (2) we cannot determine the amount because the New York Stock Exchange is closed for trading, or (3) the SEC determines that a state of emergency exists.

Under a Policy continued as paid-up or extended term insurance, we may defer the payment of the surrender value or loan proceeds for up to six months.  If we postpone the payment more than 30 days, we will pay interest at a rate of not less than 3% per year on the surrender value.  We will pay the interest from the date of surrender to the date we make payment.

Payment of Dividends

The Policies do not provide for dividend payments.  Therefore, they are "non-participating" in the earnings of First Investors Life.

Policy Years and Anniversaries

We measure Policy years and anniversaries from the date of issue of the Policy, which will generally be the date on which we approve the application.  The date of issue may be backdated on your request to save age.  However, the date of issue cannot be earlier than either: (1) the date you sign the application or (2) a date 15 days before the date on which we approve the application.  Each Policy year will commence on the anniversary of the date of issue.

Reinstatement

You may reinstate a Policy that you did not surrender for its cash value within five years from the date of default, in accordance with the Policy.  To reinstate, you must present evidence of insurability acceptable to us, and you must pay to us the greater of:

(1) all premiums from the date of default with interest to the date of reinstatement, plus any Policy debt (plus interest to the date of reinstatement) in effect when you continued the Policy as reduced paid-up insurance or extended term insurance; or

(2) 110% of the increase in cash value resulting from reinstatement.

To reinstate, you must also pay us any Policy debt that arose after the continuation of the Policy as reduced paid-up insurance.  We calculate interest on any such debt at the rate of 6% per year compounded annually.

Suicide

If the insured commits suicide within two years from the Policy's date of issue, our liability under the Policy is limited to all premiums paid less any indebtedness.

Valuation of Assets

We determine the unit value for each Subaccount at the close (“close of business”) of the New York Stock Exchange (“NYSE”), on each day the NYSE is open for regular trading (“Business Day”).  The NYSE is closed on most national holidays and Good Friday.  We value shares of each Fund at the net asset value per share as determined by the Fund.  Each Fund determines the net asset value of its shares as described in the Life Series Funds prospectus.

Processing Transactions

Generally, your transaction requests (such as loan repayments or reallocation requests) will be processed as of the Business Day we receive them, if we receive them before the close of business on that day (generally, 4:00 P.M., Eastern Time) in a manner meeting our requirements.  Otherwise, they will be processed as of the next Business Day.  To meet our requirements for processing transactions, we may require that you use our forms.

Charges and Expenses

We describe below the fees and charges that you are required to pay to purchase and maintain the Policy.  We guarantee that once you have purchased your Policy, we will not increase the amount of your premium payments, the charges that we deduct from your premiums, or the charges that we deduct from your Subaccount(s) for mortality and expense risks.

Transaction Fees

We deduct from your premiums the fees and charges listed below.  The resulting net premium amount is allocated to the Subaccount(s) that you have selected.

Sales Charge.  We impose a sales charge on each annual premium for our sales expenses. The charge does not correspond to our actual sales expenses for any particular year.  The sales charge is a percentage of the actual annual premium payment.  The percentage declines based upon the following schedule:

Years	Maximum Percentages
1	30%
2-4	10%
5 and later	6%

Premium Tax Charge.  This charge is 2% of the premium to cover the costs we expect to incur in paying premium taxes for all policies and administrative expenses related to certain other state filings.  Premium taxes vary from state to state and currently range up to 4%.  We impose this charge regardless of the premium tax rate in effect in any state.

First Year Charge.  We impose a charge in the first Policy year which is an addition to other applicable fees and charges at the rate of $5 per $1,000 of the guaranteed insurance amount for our administrative expenses in issuing the Policy, including expenses for (1) medical examinations, (2) insurance underwriting costs, and (3) processing applications and establishing permanent Policy records.  If you pay your annual premium in multiple payments, this charge will be deducted from your payments on a pro rata basis.

Annual Administrative Charge.

We annually impose on a standard class Policy a $30 annual charge for our administrative expenses including (1) premium billing and collection, (2) recordkeeping, (3) processing benefit claims, (4) cash surrenders, (5) Policy changes, and (6) reporting and other communications to Policyowners.  If you do not meet our standard coverage requirements, this annual charge is $45.

Risk Charge.  We impose a risk charge of 1.5% of the premium.  The charge is intended to cover our guarantee that the death benefit will always at least equal the guaranteed minimum death benefit.

Installment Payment Premium.  When you pay premiums on other than an annual basis, the premium amount for a Policy year will increase to compensate for our loss of interest and additional billing and collection expenses.  A portion of this premium is credited under your Policy to your selected Subaccounts so that we can match our assumptions about your premiums to provide the guaranteed insurance amount of your death benefit.  Your premiums will increase according to the following schedule:

Increased Premiums for Installment Payment of Premiums (as a percentage of an annual payment)

Payment Frequency	Increase in Premium
Annual	0%
Semi-annual	2%
Quarterly	4%
Pre-authorized monthly	5.96%

Optional Insurance Rider Premiums. If you choose any optional insurance riders, we will increase your premiums by the amount associated with the rider’s costs to you.  Premium charges applicable to your Policy for optional riders will be indicated in your Policy.

Our current minimum and maximum premium rates, as well as the rate for our representative Policyowner, for each of the optional insurance riders are:

Optional Rider	Premium per $1,000 face amount of Rider
■ Accidental Death	Minimum: $1.75 Maximum: $2.63 Standard case: $1.75
■ 12 Year Level Term without Waiver of premium	Minimum: $0.68 Maximum: $16.39 Standard case: $1.02
■ 12 Year Level Term with Waiver of premium	Minimum: $0.83 Maximum: $12.70 Standard case: $1.12
■ Waiver of premium	Minimum: $0.04 Maximum: $6.00 Standard case: $0.09

The amount of the added premium for a rider is determined by the applicable age, sex and underwriting classification.  The above premiums may not be representative of the premium you will actually pay.

Periodic Charges Deducted from the Subaccount Value

Cost of Insurance Protection

We deduct a charge from the Subaccount assets attributable to your Policy for the cost of insurance protection.  This amount is determined by the insurance rates applicable to your Policy based upon your age, sex and the net amount of insurance that is at risk. (See "Deduction of Cost of Insurance Protection from Cash Value").

Your premium will also reflect your mortality rating.  In short, your premium will be higher if you are rated as having a higher than average mortality risk.  Our current minimum and maximum cost of insurance rates, as well as the rate for our representative Policyowner, based on the net amount at risk are:

¢

minimum: $0.68 per $1,000;

¢

maximum: $14.38 per $1,000;

¢

standard case with $51,908 guaranteed insurance amount: $1.75 per $1,000.

Mortality and Expense Risks Charge

We deduct from the Subaccount assets attributable to your Policy a daily charge for the mortality and expense risks that we assume.  We compute the charge at an effective annual rate of 0.50% of the Subaccount assets attributable to your Policy.

The mortality risk that we assume is that the person named as the insured under the Policy will live for a shorter time than we have estimated.  In that case, we will not receive enough premium to compensate us for the death benefit we must pay.  The expense risk we assume is that the expenses we incur in issuing and administering the Policies will be greater than we have estimated.

Policy Loan Interest

If you have an outstanding Policy loan, we charge interest that accrues daily at an effective annual rate of 6% compounding on each Policy anniversary.  The loan and loan interest are due on each Policy anniversary.  If you do not pay the interest when it is due, it will be added to the loan amount and we will transfer an equivalent amount from the Subaccounts to the General Account.

Income Tax Charge

We do not expect to incur any federal income taxes as the result of the earnings or realized capital gains of Separate Account B.  However, in the event that we were to incur such taxes, we reserve the right to charge the Separate Account for the taxes.  We may also impose charges for other applicable taxes attributable to the Separate Account.

Deductions from the Funds

Each Fund makes daily deductions from its assets to cover management fees and other expenses.  Because this impacts the Subaccount assets attributable to your Policy, you bear these charges indirectly.  The highest and lowest gross annual Fund operating expenses as of December 31, 2007, were 1.14% and 0.81% respectively.  Annual Fund expenses for all Funds are more fully described in the attached Life Series Funds prospectus.  We begin to accrue and deduct all of the above charges and premiums on a Policy's issue date.

FEDERAL TAX INFORMATION

This section provides an overview of federal tax law as it pertains to the Policy. It assumes that the Policyowner is a natural person who is a U.S. citizen and U.S. resident.  The tax law applicable to corporate taxpayers, non-U.S. citizens, and non-U.S. residents may be different.  We do not discuss state or local taxes, except as noted.  The tax laws described herein could change, possibly retroactively.  The discussion is general in nature.  We do not intend it as tax advice, for which you should consult a qualified tax adviser.

Policy Proceeds

We believe that the Policy qualifies as a life insurance contract for federal income tax purposes because the Policy meets the definition of life insurance in Section 7702 of the Internal Revenue Code of 1986, as amended, and the investments of the Subaccounts satisfy the investment diversification requirements of Section 817(h) of the Code.  Consequently:

¢

the death benefit will, if and when paid, be excluded from the gross income of the beneficiary for federal income tax purposes;

¢

the growth of the cash value of the Policy, if any, that is attributable to the investments in the Subaccounts (known as the "inside build-up") will not be subject to federal income tax, unless and until there is a full or partial surrender of the Policy; and,

¢

transfers among Subaccounts are not taxable events for purposes of federal income tax.

Surrenders and Loans

The federal tax treatment of surrenders and loans depends upon whether a Policy is a MEC under Section 7702A of the Code.  A MEC is a policy that meets the definition of life insurance but fails to meet the "seven-pay" test of Section 7702A.  Under the seven-pay test, the total premiums paid cannot, at any time during the first seven years of a policy, exceed the premiums that would have been paid by that time under a similar fixed-benefit life insurance policy designed to provide for paid-up future benefits after the payment of seven equal annual premiums.

The Policy offered by this prospectus has been designed so that it will not be a MEC at the time it is issued.  However, under the MEC rules, a Policy may become a MEC after it has been issued if the Policyowner decreases the face amount, takes a partial surrender, terminates a rider, allows the Policy to lapse into extended term or reduced paid-up insurance, or makes any other material change to the Policy.  If a Policy becomes a MEC, any Policy that is issued in exchange for it will also be a MEC.  Furthermore, all MECs that are issued by us to an owner in any calendar year will be treated as one Policy under the MEC rules.  Because MECs are taxed differently, you should consult with a qualified tax expert before making any change to your policy that might cause it to be treated as a MEC.

Policies that are not MECs

If your Policy is not a MEC, a total surrender of the Policy will subject you to federal income tax on the amount (if any) by which the cash surrender value exceeds your basis in the Policy (premiums paid less previous distributions that were not taxable).  If you elect to receive your payment in installments, depending upon the option selected, you may be taxed: on all or a portion of each installment until the income in the Policy has been paid; only after all your basis in the Policy has been paid; or on a portion of each payment.

If you make a partial surrender after the first 15 Policy years, the distribution will not be subject to federal income tax unless the amount of the partial surrender exceeds your basis in the Policy.  In other words, partial surrenders after 15 years will be treated as from "basis first" and "income second."  During the first 15 Policy years, the portion of the partial surrender that is subject to federal income tax will depend upon the ratio of your death benefit to the cash value and the age of the insured at the time of the surrender.

If your Policy is not a MEC, Policy loans are not considered distributions and are not subject to current federal income tax as long as a Policy remains in force.  Nor is the interest paid on such loans deductible for federal income tax purposes.

If you surrender or exchange your Policy while a loan is outstanding, the amount of the loan will be treated as a distribution and may be taxable. Moreover, under certain circumstances, if you exchange your Policy while a loan is outstanding, the amount of the loan may be taxed on an “income first” basis.

If the cash value of your Policy falls below the aggregate amount of the loan balance as the result of the fluctuation in the value of the underlying Funds or for any other reason, the Policy may terminate (see "Cash Value").  In that case, all outstanding loans will be immediately taxable to the extent they exceed premiums paid.  You should consult with a qualified tax expert before taking a policy loan.

Policies that are MECs

A Policy that is classified as a MEC continues to be a life insurance policy for purposes of the tax treatment of the death benefit and inside build-up.  However, distributions are treated differently.  Distributions from a policy that is classified as a MEC are taxed on an "income first" basis.  If a policy is a MEC, distributions include not only partial and full surrenders but also policy loans.  Thus, policy loans from a MEC may be taxable.  Furthermore, if a policy becomes a MEC, distributions that occur prior to the date on which it became a MEC may also be subject to the MEC rules.  Finally, subject to certain exceptions, taxable withdrawals that are made from a MEC prior to age 59 ½ are subject to an additional 10% penalty.

Tax Withholding

Regardless of whether or not a Policy is a MEC, whenever there is a taxable distribution from a Policy, the amount of the gain is subject to federal income tax withholding and reporting.  We will not withhold income tax, if you so request in writing, before the payment date.  However, in such event, you are subject to any potential tax penalties that may result from our failure to withhold taxes.

Estate and Generation Skipping Taxes

Because of the complex and changing nature of these laws, we recommend that you consult with a qualified tax adviser about the estate tax implications associated with purchasing a Policy.  Currently there is a credit that shelters different amounts of your assets from estate tax and gift tax.  The Economic Growth and Tax Relief Reconciliation Act of 2001 (“EGTRRA”) gradually increases the credit for estate tax purposes until 2009.  That Act repeals the estate tax entirely in 2010, but reinstates it in 2011.  Thus, it is difficult to predict the impact of estate taxes in the long term.  In addition, an unlimited marital deduction may be available for assets left to a spouse.  The marital deduction defers estate and gift taxes until the death of the surviving spouse.

When the insured dies, the death benefit payable under a Policy will generally be included in the insured's estate for purposes of the federal estate tax if (1) the insured and the Policyowner are the same or (2) the insured held any "incident of ownership" in the Policy at death or at any time within three years of death.  An incident of ownership is, in general, any right that may be exercised by the Policyowner, such as the right to borrow from the Policy or to name a new beneficiary.

If the Policyowner (whether or not he or she is the insured) transfers ownership of the Policy to another person, such transfer may be subject to a federal gift tax.  In addition, if the Policyowner transfers the Policy to someone two or more generations younger than the Policyowner, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT").  Similarly, if the beneficiary is two or more generations younger than the insured, the payment of the death benefit to the beneficiary may be subject to the GSTT.  The EGTRRA increases the exemption for the generation-skipping transfer tax and repeals the GSTT in 2010.  It reinstates the GSTT in 2011 unless Congress acts to continue the repeal.  It is therefore difficult to predict the future impact of the GSTT.

Other Tax Issues

We are taxed as a "life insurance company" under the Internal Revenue Code.  We do not expect to incur any federal income tax as a result of the earnings or realized capital gains attributable to Separate Account B.  Based upon this expectation, no charge is currently assessed against the Separate Account for such taxes.  If we incur such taxes in the future, we may assess a charge for such taxes against the Separate Account.  We may incur state and local taxes (in addition to premium taxes) attributable to the Separate Account in several states.  At present, these taxes are not significant and we do not impose any charge for such taxes against the Separate Account.  We may assess the Separate Account for such taxes in the future.  If any charges for federal, state or local taxes are assessed against the Separate Account in the future, they could reduce the net investment performances of the Subaccounts.

In order for the Policies to be treated as life insurance for federal income tax purposes, the investments of the Subaccounts of the Separate Account must be “adequately diversified” in accordance with Treasury Department regulations. The investment adviser of the underlying Funds monitors the portfolios to ensure that the diversification requirements are met.  If the Subaccounts failed to satisfy these requirements, the Policy would not receive tax treatment as a life insurance contract for the period of the failure and any subsequent period.  As a result, you could be taxed on the earnings of the Subaccount(s) in which you were invested.  This is a risk that is common to all variable life insurance policies.

Each of the Funds available under the Policy sells its shares not only to Separate Account B but also to other separate accounts which fund variable annuity contracts.  We do not anticipate any disadvantage resulting from this arrangement.  However, it is possible that a material conflict of interest could arise between the interests of Policyowners and Contractowners which invested in the same Fund.  If such a conflict were to arise, we would take whatever steps were necessary to protect the interests of Policyowners and Contractowners, including potentially substituting a different Fund for the Fund.  It is also possible that the failure of one separate account to comply with the tax laws could cause all of the separate accounts to lose their tax-deferred status.  This is a risk that is common to many variable life insurance policies and variable annuities.

Under certain circumstances, a Policyowner’s control of the investments of the Separate Account may cause the Policyowner, rather than us, to be treated as the owner of the assets in the Separate Account for tax purposes, which would result in the current taxation of the income on those assets to the Policyowner.  Based upon current IRS guidance, we do not believe that the ownership rights of a Policyowner under a Policy would result in the Policyowner’s being treated as the owner of the assets of the Policy.  However, we do not know whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance.  Therefore, we reserve the right to modify the Policy as necessary to attempt to prevent a Policyowner from being considered the owner of a pro rata share of the assets of the policy.

OTHER INFORMATION

Voting Rights

Because the Life Series Funds is not required to have annual shareholder meetings, Policyowners generally will not have an occasion to vote on matters that pertain to the Funds.  In certain circumstances, one or more of the Funds may be required to hold a shareholders meeting or may choose to hold one voluntarily.  For example, a Fund may not change fundamental investment policies without the approval of a majority vote of that Fund’s shareholders in accordance with the 1940 Act.

If a Fund holds a meeting at which shareholders are entitled to vote, Policyowners will have the opportunity to provide voting instructions for shares of the Fund held by a Subaccount in which their Policy invests.  We will vote the shares at any such meeting as follows:

¢

shares attributable to Policyowners for which we have received instructions, in accordance with the instructions;

¢

shares attributable to Policyowners for which we have not received instructions, in the same proportion that we voted shares held in the Subaccount for which we received instructions; and

¢

shares not attributable to Policyowners, in the same proportion that we have voted shares held in the Subaccount attributable to Policyowners for which we have received instructions.

We will vote Fund shares that we hold directly in the same proportion that we vote shares held in any corresponding Subaccounts that are attributable to Policyowners and for which we receive instructions.  However, we will vote our own shares as we deem appropriate where there are no shares held in any Subaccount.  We will present all the shares of any Fund that we hold through a Subaccount or directly at any Fund shareholders meeting for purposes of determining a quorum.

We will determine the number of Fund shares held in a corresponding Subaccount that is attributable to each Policyowner by dividing the value of the Subaccount by the net asset value of one Fund share.  We will determine the number of votes that a Policyowner has the right to cast as of the record date established by the Funds.

We will solicit instructions by written communication before the date of the meeting at which votes will be cast.  We will send meeting and other materials relating to the Fund to each Policyowner having a voting interest in a Subaccount.

The voting rights that we describe in this prospectus are created under applicable laws.  If the laws eliminate the necessity to submit such matters for approval by persons having voting rights in separate accounts of insurance companies or restrict such voting rights, we reserve the right to proceed in accordance with any such changed laws or regulations.  We specifically reserve the right to vote shares of any Fund in our own right, to the extent permitted by law.

Reports

At least twice each year, we will send a report to you that contains financial information about the Funds, as required by applicable law.  In addition, at least once each year, we will send a statement that gives you financial information about your Policy.

If several members of the same household each own a Policy, we may send only one such report or prospectus to that address, unless you instruct us otherwise.  You may receive additional copies by calling or writing us.

Financial Statements

The financial statements of First Investors Life and Separate Account B are in the Statement of Additional Information.

ILLUSTRATION

The following table illustrates the way the Policy operates.  It shows how the death benefit and the cash value may vary over an extended period of years.  The table is based on assumed annual premiums of $1,200 for a 25-year-old male in our standard risk underwriting class with no optional riders.  The table assumes that the premium is paid in one lump sum promptly at the beginning of each Policy year.  The table assumes that each Subaccount will experience hypothetical rates of investment return (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant hypothetical gross annual investment returns of 0%, 6%, and 12%.

The death benefit and cash value for your Policy would be different from those shown:

¢

if you paid your premiums on an installment basis (e.g., semi-annually, quarterly or monthly),

¢

if the gross annual rates of investment return you experience differs from the hypothetical returns shown, or

¢

if the average gross annual rates of return on your Policy were the same as those shown on average, but they fluctuated above or below these averages for individual Policy years.

The cash values and death benefits shown in the illustration assume the deduction of the applicable fees and charges.  When we take such fees and charges into account, the hypothetical gross annual investment returns of 0%, 6%, and 12% correspond to net investment return of approximately -1.445%, 4.4687%, and 10.3823%, respectively.

For purposes of the illustration, we have assumed:

¢

a daily charge to the Subaccount(s) for mortality and expense risks equivalent to an annual charge of 0.50% at the beginning of each year,

¢

an investment advisory fee of 0.75% of each of the underlying Life Series Fund's average daily net assets, and

¢

other expenses of 0.20% of each Fund's average daily net assets.

The assumed “other” expenses of 0.20% exceeds the average of the actual other expenses of the Funds.  None of the Funds had “other” expenses in excess of 0.20%, as of December 31, 2007, except for the Cash Management Fund and the Select Growth Fund.  As of December 31, 2007, the Cash Management Fund had “other” expenses of 0.29%, and the Select Growth Fund had “other” expenses of 0.39%.

The table also reflects that we currently make no charge to the Subaccount(s) for our corporate federal income taxes.  However, we may make such charges in the future.  If we do, a Policy would need hypothetical gross annual investment returns greater than 0%, 6%, and 12% to produce, on an after-tax basis, the results shown.  We have included a column captioned "Total Premiums Paid Plus Interest at 5%" in each table to show you the amount that would accumulate if the annual premium (gross amount) that you allocated to the Subaccounts earned interest, after taxes, at 5% compounded annually.

We will furnish, upon request, a comparable illustration using the proposed insured's age and the guaranteed insurance amount or premium amount that you request.  The illustration will assume that you pay premiums on an annual basis and that the proposed insured is a standard risk.  In addition, we will include a comparable illustration, reflecting the insured's risk classification if other than standard, at the delivery of the Policy, if you make a purchase.

Male Issue Age 25
$1,200 Annual Premium for Standard Risk
$51,908 Face Amount (Guaranteed Insurance Amount) – No Optional Riders
Total Premiums	Death Benefit Assuming Hypothetical Gross	Cash Values End of Year Assuming Hypothetical
Gross Policy Year 12%	Premium Due	Paid Plus Interest at 5%	Annual Rates of Return of 0% 6% 12%	Annual Rates of Return of 0% 6%
1 $1,200 $1,260 $51,908 $51,921 $52,078 $409 $ 439 $469
2 1,200 2,583 51,908 51,955 52,558 1,308 1,423 1,542
3 1,200 3,972 51,908 52,011 53,359 2,197 2,454 2,727
4 1,200 5,431 51,908 52,088 54,495 3,076 3,532 4,037
5 1,200 6,962 51,908 52,188 55,994 3,992 4,710 5,535
6 1,200 8,570 51,908 52,308 57,870 4,897 5,941 7,187
7 1,200 10,259 51,908 52,450 60,141 5,791 7,226 9,008
8 1,200 12,032 51,908 52,612 62,823 6,673 8,568 11,014
9 1,200 13,893 51,908 52,794 65,934 7,544 9,969 13,222
10 1,200 15,848 51,908 52,996 69,495 8,404 11,430 15,653
15 0 23,217 51,908 54,188 93,429 9,524 16,333 28,161
20 0 29,631 51,908 55,430 126,119 8,504 19,562 44,508
25 0 37,818 51,908 56,702 170,313 7,539 23,273 69,903
30 0 48,266 51,908 58,005 230,101 6,628 27,467 108,958
Attained Age
65 0 78,620 51,908 60,711 420,822 4,947 37,025 256,641

The hypothetical gross annual rates of return shown in the illustration and elsewhere in the prospectus are illustrative only and are not representations of past or future rates of return.  The cash values and death benefits shown in the illustration assume the deduction of the applicable fees and charges for a Policy without optional riders and that no Policy loans have been taken.  Actual rates may be higher or lower than hypothetical rates and will depend on a number of factors, including the investment allocations made by a Policyowner, the frequency of premium payments chosen and the investment experience of the Policy’s Subaccounts.  The death benefits and cash values would be different from those shown if the average of the actual gross annua l rates of return over a period of years equaled those shown, but the rates varied from year to year.  They would also be different if any Policy loan were made during the period.  No representations can be made that those hypothetical rates of return can be achieved for any one year or sustained over any period of time.

Please read this prospectus and keep it for future reference.  It contains important information that you should know before buying a Policy.  We filed a Statement of Additional Information (“SAI”), dated May 1, 2008, with the Securities and Exchange Commission.  We incorporate the SAI by reference into this prospectus.  You can get a free SAI by contacting us at First Investors Life Insurance Company, Raritan Plaza 1, Edison, New Jersey 08837, calling us toll free at (800) 832-7783 or by visiting our website www.firstinvestors.com.  You can review and copy our documents (including reports and SAIs) at the Public Reference room of the SEC in Washington, D.C.  You can also obtain copies of our documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 202 549-0102 or (ii) by electronic request at publicin fo@sec.gov.  You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling (202) 551-8090.  Text-only version of documents can be viewed online or downloaded from the EDGAR database on the SEC’s Internet website at http://www.sec.gov.

SEC file number: 002-98410/811-04328.

$691.54

FIRST INVESTORS LIFE LEVEL PREMIUM VARIABLE

LIFE INSURANCE SEPARATE ACCOUNT B

OFFERED BY

FIRST INVESTORS LIFE INSURANCE COMPANY

Statement of Additional Information dated May 1, 2008

This Statement of Additional Information (“SAI”) is not a Prospectus and should be read in conjunction with the Prospectus for First Investors Life Level Premium Variable Life Insurance Separate Account B, dated May 1, 2008 which may be obtained at no cost by writing to First Investors Life Insurance Company, Raritan Plaza 1, Edison, New Jersey 08837, by telephoning (800) 832-7783, or by visiting our website at www.firstinvestors.com.

Terms used in this SAI have the same meanings as in the Prospectus.

GENERAL DESCRIPTION

First Investors Life Insurance Company.  First Investors Life Insurance Company, 110 Wall Street, New York, New York 10005 ("FIL"), a stock life insurance company incorporated under the laws of the State of New York in 1962, writes life insurance, annuities, and accident and health insurance.  First Investors Consolidated Corporation ("FICC"), a holding company, owns all of the voting common stock of First Investors Management Company, Inc. ("FIMCO" or "Adviser") and all of the outstanding stock of First Investors Life, First Investors Corporation ("FIC" or "Underwriter") and Administrative Data Management Corp., the transfer agent for First Investors Life Series Funds (“Life Series Funds”).  Kathryn Head and members of her family control FICC and, therefore, the Adviser and First Investors Li fe.

The following chart provides information about the Officers and Directors of First Investors Life.

Name	FIL Office	Principal Occupation for Last Five Years
Jay G. Baris	Director	Partner, Kramer Levin Naftalis & Frankel LLP, New York, Attorneys.
Carol Lerner Brown	Secretary	Assistant Secretary, FIC; Secretary, FIMCO and FICC.
Glenn T. Dallas	Director	Retired since April 1996.
William H. Drinkwater	Senior Vice President, Chief Actuary and Director	Senior Vice President and Chief Actuary, FIL since August 2003; President January 2000 – August 2003.
Lawrence M. Falcon	Senior Vice President and Comptroller	Senior Vice President and Comptroller, FIL.
Lawrence A. Fauci	Director	Consultant and Director, FIC.
Robert M. Flanagan	Vice President and Director	Vice President, FIL since June 2001.; President, FIC; Senior Vice President FIC 2000-2001; Vice President FICC since June 1997.
Richard H. Gaebler	Director	Retired since January, 2000.
Kathryn S. Head	Chairman and Director	Chairman, President and Director, FICC, FIMCO and ADM; Chairman, CEO and Director, FIC; Chairman and Director, First Investors Federal Savings Bank.
Jason Helbraun	Assistant Vice President	Assistant Vice President, FIL since May 2006; Corporate Actuary, FIL July 2005 – May 2006; Financial Actuary at Inviva, Inc., 2003 to 2005; Actuarial Associate at KPMG LLP prior thereto.
Scott Hodes	Director	Partner, Bryan Cave LLP, Chicago, Illinois since 2003.
William M. Lipkus	Vice President, Chief Financial Officer and Director	Chief Financial Officer, FIC since December 1997 and, FICC since June 1997; Vice President, FIL since May 1996; Chief Financial Officer since May 1998; Chief Accounting Officer since June 1992.
Glen Mueller	Vice President and Chief Underwriter	Vice President and Chief Underwriter, FIL; Vice President and Life Chief Underwriter, C.N.A. November 2002-June 2004.
Jackson Ream	Director	Retired since January 1999.
Nelson Schaenen Jr.	Director	Retired since January 2002.
David Schimmel	Assistant Vice President	Assistant Vice President, FIL since July 2006; Manager, FIL January 2001 – July 2006.
John Shey	Assistant Vice President	Assistant Vice President, FIL since May 2006; Actuary, FIL January 2002 – April 2006.
Carol E. Springsteen	President and Director	President and Director, FIL; Vice President, Individual Policy Services, New York Life Insurance Company until August, 2003.
Clark D. Wagner	Director

Director of Fixed Income, FIMCO; Vice President, First Investors Multi-State Insured Tax Free Fund, First Investors New York Insured Tax Free Fund, Inc., First Investors Government Fund, Inc., First Investors Series Fund, First Investors Insured Tax Exempt Fund, Inc, First Investors Insured Tax Exempt Fund II, and First Investors Insured Intermediate Tax Exempt Fund.

Separate Account B.  First Investors Life Level Premium Variable Life Insurance Separate Account B ("Separate Account B") was established on June 4, 1985 under the provisions of the New York Insurance Law.  The assets of Separate Account B are segregated from the assets of First Investors Life, and that portion of such assets having a value equal to, or approximately equal to, the reserves and contract liabilities under the Policy is not chargeable with liabilities arising out of any other business of First Investors Life. Separate Account B is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), but such registration does not involve any supervision by the SEC of the management or investment practices or policies of Separate Account B.

The assets of Separate Account B are invested at net asset value in shares of the corresponding series (each a “Fund” and collectively “Funds”) of Life Series Funds.  For example, the Blue Chip Subaccount invests in the Blue Chip Fund, the Government Subaccount invests in the Government Fund, and so on.  The Life Series Funds Prospectus describes the risks attendant to an investment in each Fund of Life Series Funds.  The 12 Funds of Life Series Funds are:  Blue Chip Fund, Cash Management Fund, Discovery Fund, Government Fund, Growth & Income Fund, High Yield Fund, International Fund, Investment Grade Fund, Select Growth Fund, Target Maturity 2010 Fund, Target Maturity 2015 Fund and Value Fund.

Only ten of the Funds are available through Separate Account B’s Subaccounts.  The two that are not available are: Target Maturity 2010 Fund and Target Maturity 2015 Fund.

SERVICES

Custodian.  First Investors Life, subject to applicable laws and regulations, is the custodian of the securities of the Subaccounts of Separate Account B.  We maintain the records and accounts of Separate Account B.

Independent Registered Accounting Firm.  Tait, Weller & Baker, LLP, 1818 Market Street, Philadelphia, PA 19103, an independent registered accounting firm, has been selected as the independent accountants for Separate Account B.  First Investors Life pays Tait, Weller & Baker a fee for serving as the independent accountants for Separate Account B, which is set by the Audit Committee of the Board of Directors of First Investors Life.  We include the financial statements in reliance upon the authority of said firm as experts in accounting and auditing.

Underwriter.  First Investors Life and Separate Account B have entered into an Underwriting Agreement with FIC.  FIC, an affiliate of First Investors Life and of the Adviser, has its principal business address at 110 Wall Street, New York, New York 10005.  For the fiscal years ending December 31, 2005,  2006 and 2007, FIC received fees of $4,373,973, $4,421,124 and $4,422,135 respectively, in connection with the distribution of the Policy in a continuous offering.  First Investors Life anticipates continuing to offer the Policy, but reserves the right to discontinue the offering.

Distribution of Policy.  We sell the Policy solely through individuals who, in addition to being licensed insurance agents appointed to sell our products (i.e., who are “First Investors representatives”), are registered representatives of FIC, which is one of our affiliates.  FIC is a registered broker-dealer under the Securities Exchange Act of 1934, and a member of the National Association of Securities Dealers.  FIC’s executive offices are located at 110 Wall Street, New York, NY 10005.

We pay FIC a commission on Policies sold of 31.25% of the first year premium payment and 5% of the premium payments for years 2 through 12.  Commissions paid on the Policies are not charged directly to Policyowners or the Separate Account.  First Investors representatives may sell other variable life insurance and annuity products as to which they receive more or less compensation than they do for selling the Policies.

We offer the Policy for sale in Alabama, Alaska, Arizona, Arkansas, California, Colorado, Connecticut, Delaware, District of Columbia, Florida, Georgia, Illinois, Indiana, Iowa, Kansas, Kentucky, Louisiana, Maine, Maryland, Massachusetts, Michigan, Minnesota, Mississippi, Missouri, Nebraska, Nevada, New Hampshire, New Jersey, New Mexico, New York, North Carolina, Ohio, Oklahoma, Oregon, Pennsylvania, Rhode Island, South Carolina, Tennessee, Texas, Utah, Virginia, Washington, West Virginia, Wisconsin and Wyoming.

OTHER INFORMATION

Reports.  At least once each Policy year, we mail a report to the Policyowner within 31 days after the Policy anniversary.  We mail the report to the last address known to us.  The report shows (1) the death benefit, (2) the cash value, (3) the policy debt on the anniversary, (4) any loan interest for the prior year and (5) other information as may be required by applicable law or regulation.  The report also shows your allocation among the Subaccounts on that anniversary. We will not send a report if the Policy is continued as reduced paid-up or extended term insurance.

State Regulation.  We are subject to the laws of the State of New York governing insurance companies and to regulations of the New York State Insurance Department.  We file an annual statement in a prescribed form with the Insurance Department each year covering our operations for the preceding year and our financial condition as of the end of such year.

Our books and accounts are subject to review by the New York State Insurance Department at any time.  The Department conducts a full examination of our operations periodically.  The Department does not engage in any supervision of our management or investment practices or policies, except to determine compliance with the requirements of the New York Insurance Law.  We also are subject to regulation under the insurance laws of other jurisdictions in which we may operate.

Time of Payments.  All benefits payable due under the Policy will ordinarily be made within seven days of the due date or within seven days after the date of receipt of a request for partial surrender or termination.  However, First Investors Life reserves the right to suspend or postpone the date of any payment due under the Policy (1) for any period during which the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings) or during which trading on the NYSE, as determined by the SEC, is restricted; (2) for any period during which an emergency, as determined by the SEC, exists as a result of which disposal of securities held by the Fund are not reasonably practical or it is not reasonably practical to determine the value of the Fund's net assets; or (3) for such other periods as the SEC may by order permit for the protection of security holders or as may be p ermitted under the 1940 Act.

VALUATION INFORMATION

Value of a Unit.  For each Subaccount of Separate Account B, the value of a unit was arbitrarily initially set at $10.00.  The value of a unit for any subsequent Valuation Period (the period starting on the day after any Business Day as defined in the prospectus and ending on the next such day) is determined by multiplying the value of a unit for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the unit value is being calculated (see Appendix I, Example B).  The investment performance of each Fund, and expenses and deductions of certain charges affect the unit value.  The value of a unit for the Subaccounts may increase or decrease from Valuation Period to Valuation Period.

Net Investment Factor.  The Net Investment Factor for each Subaccount for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)

(is the net result of:

(1)

the net asset value per share of the applicable Fund determined at the end of the current Valuation Period, plus

(2)

the per share amount of any dividend or capital gains distributions made by the applicable Fund if the "ex-dividend" date occurs during the current Valuation Period.

(b)

is the net asset value per share of the applicable Fund determined as of the end of the immediately preceding Valuation Period.

(c)

is a factor representing the charges deducted for mortality and expense risks.  Such factor is equal on an annual basis to 0.50% of the daily net asset value of the applicable Subaccount.  This percentage represents the mortality and expense risk assumed.

The Net Investment Factor may be greater or less than one, and therefore, the unit value of any Subaccount may increase or decrease.  (For an illustration of this calculation, see Appendix I, Example A.)

RELEVANCE OF FINANCIAL STATEMENTS

The values of the interests of Policyowners under the Policies will be affected solely by the investment results of the Subaccounts.  The financial statements of First Investors Life as contained herein should be considered only as bearing upon First Investors Life's ability to meet its obligations to Policyowners under the Policies, and they should not be considered as bearing on the investment performance of the Subaccounts.

APPENDIX I

EXAMPLE A

Formula and Illustration for Determining

the Net Investment Factor of a Subaccount

of Separate Account B

Net Investment Factor =	A+B
	_______	- D
C

Where:

A = The Net Asset Value of a Fund share as of the end of the current

 Valuation Period.

       Assume

 =

$8.51000000

B = The per share amount of any dividend or capital gains distribution since the end of the immediately preceding Valuation Period.

       Assume

 =

$0

C = The Net Asset Value of a Fund share as of the end of the immediately preceding Valuation Period.

       Assume

 =

$8.39000000

D = The daily deduction for mortality and expense risks, which totals 0.5%

       on an annual basis.

       On a daily basis

 =

$0.00001370

Then, the Net Investment Factor = 8.51000000 + 0    .00001370

 =

$1.01428904

8.39000000

EXAMPLE B

Formula and Illustration for Determining

Unit Value of a Subaccount

of Separate Account B

Unit Value = A x B

Where:

A = The unit value for the immediately preceding Valuation

       Period.

       Assume

 =

$1.46328760

B = The Net Investment Factor for the current Valuation Period.

       Assume

 =

$1.01428904

Then, the unit value = $1.46328760 x 1.01428904

 =

$1.484196575

Financial Statements

as of

December 31, 2007

.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

The Board of Directors

First Investors Life Insurance Company

New York, New York

We have audited the accompanying balance sheets of First Investors Life Insurance Company as of December 31, 2007 and 2006, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2007. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Investors Life Insurance Company as of December 31, 2007 and 2006, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

March 7, 2008

FIRST INVESTORS LIFE INSURANCE COMPANY

BALANCE SHEET

ASSETS

	December 31, 2007	December 31, 2006
Investments (note 2):
Available-for-sale securities	$223,764,651	$207,485,831
Held-to-maturity securities	4,544,936	4,625,339
Short term investments	19,732,106	11,680,115
Policy loans	60,421,755	53,967,166

Total investments	308,463,448	277,758,451

Cash	4,358,320	3,268,923
Premiums and other receivables	6,128,879	6,471,335
Accrued investment income	4,574,927	4,467,357
Deferred policy acquisition costs (note 6)	37,873,128	37,003,475
Furniture, fixtures and equipment, at cost, less accumulated depreciation of $1,089,079 in 2007 and $1,304,615 in 2006	207,681	114,064
Other assets	287,247	29,045
Separate account assets	1,045,831,836	1,046,361,885

Total assets	$1,407,725,466	$1,375,474,535

LIABILITIES AND STOCKHOLDER'S EQUITY

LIABILITIES:
Policyholder account balances (note 6)	$192,329,598	$179,937,069
Claims and other contract liabilities	13,375,403	12,976,745
Accounts payable and accrued liabilities	3,858,320	3,677,655
Payable for securities purchased	8,127,411	1,012,605
Deferred Federal income taxes (note 7)	3,815,000	2,852,000
Separate account liabilities	1,045,831,836	1,046,361,885

Total liabilities	1,267,337,568	1,246,817,959

STOCKHOLDER'S EQUITY:
Common Stock, par value $4.75; authorized, issued and outstanding 534,350 shares	2,538,163	2,538,163
Additional paid in capital	6,496,180	6,496,180
Accumulated other comprehensive income (note 2)	97,000	(224,000)
Retained earnings	131,256,555	119,846,233

Total stockholder's equity	140,387,898	128,656,576

Total liabilities and stockholder's equity	$1,407,725,466	$1,375,474,535

See accompanying notes to financial statements

FIRST INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF INCOME

	Year Ended December 31, 2007	Year Ended December 31,2006	Year Ended December 31,2005
REVENUES
Policyholder fees	$25,796,409	$25,671,322	$25,423,105
Premiums	11,297,074	8,565,425	7,087,211
Investment income (note 2)	16,241,366	15,006,050	13,471,142
Realized gain (loss) on investments	853,898	(570,428)	(829,102)
Other income	870,745	770,547	847,873

Total income	55,059,492	49,442,916	46,000,229
BENEFITS AND EXPENSES
Benefits and increases in contract liabilities	12,424,338	10,413,116	11,018,985
Dividends to policyholders	1,103,622	824,965	843,029
Amortization of deferred acquisition costs (note 6)	2,640,417	2,966,038	2,405,377
Commissions and general expenses	19,096,793	17,195,972	17,706,742
Total benefits and expenses	35,265,170	31,400,091	31,974,133

Income before Federal income tax	19,794,322	18,042,825	14,026,096

Federal income tax (note 7):
Current	6,715,000	6,195,000	5,272,000
Deferred	169,000	(28,000)	(287,000)

	6,884,000	6,167,000	4,985,000

Net Income	$12,910,322	$ 11,875,825	$ 9,041,096

Income per share, based on 534,350 shares outstanding	$24.16	$22.22	$16.92

See accompanying notes to financial statements.

FIRST INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF STOCKHOLDER'S EQUITY

	Year Ended December 31,2007	Year Ended December 31,2006	Year Ended December 31, 2005

Balance at beginning of year	$128,656,576	$118,784,751	$113,741,655
Net income	12,910,322	11,875,825	9,041,096
Other comprehensive income Increase (decrease) in unrealized holding gains on available-for-sale securities	321,000	(504,000)	(2,998,000)
Comprehensive income	13,231,322	11,371,825	6,043,096
Dividends Paid	(1,500,000)	(1,500.000)	(1,000,000)

Balance at end of year	$140,387,898	$128,656,576	$118,784,751

STATEMENT OF CASH FLOWS

	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31,2005
Increase (decrease) in cash:
Cash flows from operating activities:
Policyholder fees received	$ 25,538,857	$ 25,511,558	$ 25,356,893
Premiums received	11,481,998	8,390,351	6,811,519
Amounts received on policyholder accounts	50,879,724	55,799,508	68,990,293
Investment income received	16,827,890	15,561,207	14,113,229
Other receipts	454,153	362,754	425,680
Benefits and contract liabilities paid	(50,887,176)	(59,012,139)	(66,969,918)
Commissions and general expenses paid	(28,432,982)	(27,359,198)	(30,008,484)

Net cash provided by operating activities	25,862,464	19,254,041	18,719,212

Cash flows from investing activities:
Proceeds from sale of investment securities	74,033,607	44,802,029	110,764,906
Purchase of investment securities	(90,424,772)	(56,814,165)	(120,696,017)
Purchase of furniture, equipment and other assets	(427,313)	(13,055)	(145,794)
Net increase in policy loans	(6,454,589)	(4,596,483)	(5,013,136)
Net cash used for investing activities	(23,273,067)	(16,621,674)	(15,090,041)

Cash flows from financing activities:
Transfer of Non-Qualified Plan	---	---	(2,602,709)
Dividends paid	(1,500,000)	(1,500,000)	(1,000,000)

Net cash used for financing activities	(1,500,000)	(1,500,000)	(3,602,709)

Net increase in cash	1,089,397	1,132,367	26,462

Cash
Beginning of year	3,268,923	2,136,556	2,110,094
End of year	$ 4,358,320	$ 3,268,923	$ 2,136,556

The Company paid Federal income taxes of $6,508,000 in 2007, $5,879,000 in 2006 and $5,360,000 in 2005.

See accompanying notes to financial statements.

FIRST INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF CASH FLOWS

	Year ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005

Reconciliation of net income to net cash provided by operating activities:

Net income	$ 12,910,322	$ 11,875,825	$ 9,041,096

Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	74,044	47,819	49,631
Amortization of deferred policy acquisition costs	2,640,417	2,966,038	2,405,377
Realized investment (gains) losses	(853,898)	570,428	829,102
Amortization of premiums and discounts on investments	694,094	736,914	1,259,736
Deferred Federal income taxes	169,000	(28,000)	(287,000)
Other items not requiring cash - net	(6,633)	5,253	977

(Increase) decrease in:
Premiums and other receivables, net	342,456	(232,752)	1,467,480
Accrued investment income	(107,570)	(181,757)	(617,649)
Deferred policy acquisition costs, exclusive of amortization	(3,600,070)	(4,100,061)	(5,300,318)
Other assets	1,450	7,205	1,299

Increase (decrease) in:
Policyholder account balances	12,392,529	8,549,172	11,492,987
Claims and other contract liabilities	398,658	(814,890)	410,046
Accounts payable and accrued liabilities	807,665	(147,153)	(2,033,552)

	$ 25,862,464	$ 19,254,041	$ 18,719,212

See accompanying notes to financial statements.

FIRST INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

Note 1 — Basis of Financial Statements

The accompanying financial statements have been prepared in conformity with generally accepted accounting principles (GAAP). Such basis of presentation differs from statutory accounting practices permitted or prescribed by insurance regulatory authorities primarily in that:

(a)  policy reserves are computed according to the Company's estimates of mortality, investment yields, withdrawals and other benefits and expenses, rather than on the statutory valuation basis;

(b)  certain expenditures, principally for furniture and equipment and agents' debit balances, are recognized as assets rather than being non-admitted and therefore charged to retained earnings;

(c)  commissions and other costs of acquiring new business are recognized as deferred acquisition costs and are amortized over the premium paying period of policies and contracts, rather than charged to current operations when incurred;

(d)  income tax effects of temporary differences, relating primarily to policy reserves and acquisition costs, are provided;

(e)  the statutory asset valuation and interest maintenance reserves are reported as retained earnings rather than as liabilities;

Note 2 — Other Significant Accounting Practices

(a)  Accounting Estimates.    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosures of contingent assets and liabilities, at the date of the financial statements and revenues and expenses during the reported period.  Actual results could differ from those estimates.

(b)  Depreciation.  Depreciation is computed on the useful service life of the depreciable asset using the straight line method of depreciation over three to seven years.

(c)  Investments.   Investments in equity securities that have readily determinable fair values and all investments in debt securities are classified in separate categories and accounted for as follows:

Held-to-Maturity Securities

Debt securities in which the Company has the positive intent and ability to hold to maturity are recorded at amortized cost.

Available-For-Sale Securities

Debt securities not classified as held to maturity securities and equity securities are recorded at fair value with unrealized gains and losses excluded from earnings and reported as "accumulated other comprehensive income" in stockholder's equity.

Short term investments are reported at market value which approximates cost.

Gains and losses on sales of investments are determined using the specific identification method. Investment income for the years indicated consists of the following:

	Year Ended December 31,2007	Year Ended December 31, 2006	Year Ended December 31,2005

Interest on fixed maturities	$ 12,535,859	$ 11,621,791	$ 10,499,119
Interest on short term investments	732,024	681,916	531,037
Interest on policy loans	3,500,012	3,155,442	2,884,127

Total investment income	16,767,895	15,459,149	13,914,283
Investment expense	526,529	453,099	443,141

Net investment income	$16,241,366	$ 15,006,050	$ 13,471,142

FIRST INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

The amortized cost and estimated market values of investments at December 31, 2007 and 2006 are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value

Available-For-Sale Securities December 31, 2007
U.S. Treasury Securities and obligations of U.S. Government Corporations and Agencies	$ 99,273,486	$ 1,035,238	$ 139,296	$100,169,428
Debt Securities issued by States of the U.S.	4,330,022	392	1,904	4,328,510
Corporate Debt Securities	107,894,276	1,374,064	2,265,419	107,002,921
Preferred Stock	2,044,620	31,380	--	2,076,000
Other Debt Securities	10,188,247	137,931	138,386	10,187,792
	$223,730,651	$ 2,579,005	$ 2,545,005	$223,764,651

December 31,2006
U.S. Treasury Securities and obligations of U.S. Government Corporations and Agencies	$ 92,633,342	$ 191,244	$ 823,791	$ 92,000,795
Corporate Debt Securities	106,601,195	1,924,263	1,788,142	106,737,316
Other Debt Securities	8,795,294	104,728	152,302	8,747,720
	$208,029,831	$ 2,220,235	$ 2,764,235	$207,485,831

At December 31, 2007 and 2006, Unrealized Gains (Losses) on Available-For-Sale Securities of $97,000 and ($224,000), net of applicable deferred income taxes and amortization of deferred acquisition cost is included as accumulated other comprehensive income in Stockholder’s Equity.  The change in the Unrealized Gains (Losses) of $321,000, ($504,000) and ($2,998,000) net of deferred income taxes (benefit) and amortization of deferred acquisition costs of  $257,000, ($404,000) and ($2,324,000) for 2007, 2006 and 2005, respectively is reported as other comprehensive income in the Statement of Stockholder’s Equity.

Held-To-Maturity Securities
December 31,2007

U.S. Treasury Securities and obligations of U.S. Government Corporations and Agencies	$ 4,544,936	$ 83,685	-	$ 4,628,621
	$ 4,544,936	$ 83,685	$ —	$ 4,628,621
December 31,2006

U.S. Treasury Securities and obligations of U.S. Government Corporations and Agencies*	$ 4,615,339	$ —	$ 55,341	$ 4,559,998
Corporate Debt Securities	10,000	—	-	10,000
	$ 4,625,339	$ —	$ 55,341	$ 4,569,998

*These securities are on deposit for various state insurance departments and are therefore restricted as to sale.

FIRST INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

The amortized cost and estimated market value of debt securities at December 31, 2007, by contractual maturity, are shown below.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Held to Maturity		Available For Sale
	Amortized Cost	Estimated Market Value	Amortized Cost	Estimated Market Value

Due in one year or less	$ --	$ --	$ 4,694,520	$ 4,714,301
Due after one year through five years	4,544,936	4,628,621	50,686,298	51,095,237
Due after five years through ten years	—	—	99,226,185	98,792,055
Due after ten years	—	—	67,079,028	67,087,058
	$ 4,544,936	$ 4,628,621	$221,686,031	$221,688,651

Proceeds from sales of investments in fixed maturities were $74,033,607, $43,108,427 and $91,110,725 in 2007, 2006 and 2005, respectively.  Gross gains of $1,408,497 and gross losses of $554,599 were realized on those sales in 2007.  Gross gains of $498,605 and gross losses of $1,069,033 were realized on those sales in 2006.  Gross gains of $347,804 and gross losses of $1,176,906 were realized on those sales in 2005.

(d) Recognition of Revenue, Policyholder Account Balances and Policy Benefits

Traditional Ordinary Life and Health

Revenues from the traditional life insurance policies represent premiums that are recognized as earned when due. Health insurance premiums are recognized as revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the lives of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the deferral and amortization of policy acquisition costs.  Contract benefit claims are charged to expense in the period that the claims are incurred.

Universal Life and Variable Life

Revenues from universal life and variable life policies represent amounts assessed against policyholders. Included in such assessments are mortality charges, surrender charges and policy service fees.

Policyholder account balances on universal life consist of the premiums received plus credited interest ranging from 4½ percent to 5 percent, less accumulated policyholder assessments. Amounts included in expense represent benefits in excess of policyholder account balances.  The value of policyholder accounts on variable life is included in separate account liabilities as discussed below.

Annuities

Revenues from annuity contracts represent amounts assessed against contractholders. Such assessments are principally sales charges, administrative fees, and in the case of variable annuities, mortality and expense risk charges. The carrying value and fair value of fixed annuities are equal to the policyholder account balances, which represent the net premiums received plus accumulated interest.

(e) Separate Accounts.  Separate account assets and the related liabilities, both of which are valued at market, represent segregated variable annuity and variable life contracts maintained in accounts to meet specific investment objectives of contractholders who bear the investment risk. All investment income (gains and losses of these accounts) accrues directly to the contractholders and therefore does not affect net income of the Company.  The assets supporting the variable portion of the variable annuity and variable life contracts are carried at fair value and are reported as summary total separate assets with an equivalent summary total reported for liabilities.  Amounts assessed against the contractholders for mortality, administrative and other services are included in policyholder benefits in the Statement of Income.

FIRST INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

(f) Minimum Guarantees.  The Company issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder (1) total deposits made to the contract less any partial withdrawals and (2) the account balance on a specified anniversary date adjusted for deposits less partial withdrawals since the specified anniversary date.  This guarantee includes benefits that are payable in the event of death.

(g) Business Risks and Uncertainties.  The development of liabilities for future policy benefits for the Company’s products requires management to make estimates and assumptions regarding mortality, morbidity, lapse, expense, persistency and investment experience.  Such estimates are primarily based on historical experience and future expectations of mortality, morbidity, lapse, expense, persistency and investment assumptions.  Actual results could differ materially from these estimates.  Management monitors actual experience and, if circumstances warrant, revises its assumptions and related future policy benefit estimates.  The Company’s investments are primarily comprised of both short term and long term fixed maturity securities.  Significant changes in prevailing interest rates and geographic conditions may adversely affect the timing and amount of cash flows on such investments and their re lated values.  A significant decline in the fair values of these investments could have an adverse effect on the Company’s balance sheet.

(h) Comprehensive Income.  Comprehensive income includes net income and unrealized gains and losses on available-for-sale securities and is presented in the Statement of Stockholder’s Equity.  Accumulated other comprehensive income is a component of stockholder’s equity and consists of unrealized gains and losses on available-for-sale securities.

Note 3 — Fair Value of Financial Instruments

The carrying amounts for cash, short-term investments and policy loans as reported in the accompanying balance sheet approximate their fair values.  The fair values for fixed maturity and equity-securities are based upon quoted market prices, where available or are estimated using values from independent pricing services.

The carrying amounts for the Company's liabilities under investment - type contracts approximate their fair values because interest rates credited to account balances approximate current rates paid on similar investments and are generally not guaranteed beyond one year.  Fair values for the Company's insurance contracts other than investment - type contracts are not required to be disclosed.  However, the fair values of  liabilities for all insurance contracts are taken into consideration in the overall management of interest rate risk, which minimizes exposure to changing interest rates.

Note 4 — Retirement Plans

The Company participates in a non-contributory profit sharing plan for the benefit of its employees and those of other wholly-owned subsidiaries of its parent.  The profit sharing plan provides for retirement benefits based upon earnings.  Vesting of benefits is based upon years of service.  For the years ended December 31, 2007, 2006 and 2005, the Company charged operations approximately $159,000, $142,000 and $127,000 respectively for its portion of the contribution.

The Company also had a non-qualified deferred compensation arrangement (“Plan”) for the benefit of its sales agents.  The Plan provides for contributions based upon commission on first-year premiums and was unfunded.  Vesting of benefits was based upon graduated percentages dependent upon the number of allocations made in accordance with the Plan by the Company for each participant.  The Company transferred this plan to its parent company, First Investors Consolidated Corporation (“FICC”) during 2005.  The Company paid approximately $2,603,000 of cash to FICC, which was equal to the accrued liabilities of the Plan reduced by the related deferred income tax.

FIRST INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

In addition, the Company participates in a 401(k) savings plan covering all of its eligible employees and those of other wholly-owned subsidiaries of its parent whereby employees may voluntarily contribute a percentage of their compensation with the Company matching a portion of the contributions of certain employees.  Contributions to this plan were not material.

Note 5 — Commitments and Contingent Liabilities

The Company has agreements with affiliates and non-affiliates as follows:

(a) The Company's maximum retention on any one life is $250,000.  The Company reinsures a portion of its risk with other insurance companies and reserves are reduced by the amount of reserves for such reinsured risks.  The Company is liable for any obligations that any reinsurance company may be unable to meet.  The Company had reinsured approximately 39%, 35% and 33% of its net life insurance in force at December 31, 2007, 2006 and 2005.  The Company also had assumed reinsurance amounting to approximately 18%, 22% and 21% of its net life insurance in force at the respective year-ends.  None of these transactions had any material effect on the Company's operating results.

(b) The Company and certain affiliates share office space, data processing facilities and management personnel.  Charges for these services are based upon the Company’s proportionate share of: space occupied, usage of data processing facilities and time allocated to management.  During the years ended December 31, 2007, 2006 and 2005, the Company paid approximately $3,095,000, $2,902,000 and $2,596,000, respectively, for these services.  In addition, the Company reimbursed an affiliate approximately $5,410,000 in 2007, $5,620,000 in 2006,and $6,136,000 in 2005 for commissions relating to the sale of its products.

The Company maintains a checking account with a financial institution, which is also a wholly-owned subsidiary of its parent.  The balance in this account was approximately $891,000 at December 31, 2007 and $187,000 at December 31, 2006.

(c) The Company is subject to certain claims and lawsuits arising in the ordinary course of business.  In the opinion of management, all such claims currently pending will not have a material adverse effect on the financial position of the Company or its results of operations.

FIRST INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

Note 6 — Adjustments Made to Statutory Accounting Practices

Note 1 describes some of the common differences between statutory practices and generally accepted accounting principles.  The effects of these differences for the years ended December 31, 2007, 2006 and 2005 are shown in the following table in which net income and capital shares and surplus reported therein on a statutory basis are adjusted to a GAAP basis.

	Net Income Year Ended December 31			Capital Shares and Surplus at December 31
	2007	2006	2005	2007	2006	2005

Reported on a statutory basis	$12,174,023	$12,012,244	$9,069,412	$113,027,491	$102,803,976	$92,599,944
Adjustments:
Deferred policy acquisition costs (b)	959,653	1,134,023	2,894,941	37,873,128	37,003,475	35,726,452
Future policy benefits (a)	408,024	110,348	(2,399,452)	(4,371,766)	(4,779,790)	(4,890,138)
Deferred income taxes	(796,000)	28,000	287,000	(5,945,000)	(4,912,000)	(5,428,000)
Premiums due and deferred (e)	(265,853)	(887,785)	(286,358)	(2,996,743)	(2,730,889)	(1,843,104)
Non-admitted assets	—	—	—	580,633	212,697	262,771
Asset valuation reserve	—	—	—	1,686,653	1,527,449	1,401,415
Interest maintenance reserve	61,380	86,793	(6,263)	499,502	75,658	591,411
Gross unrealized holding gains (losses) on available-for-sale securities	—	—	—	34,000	(544,000)	364,000
Net realized capital gains (losses)	549,187	(912,947)	(829,102)	—	—	—
Other	(180,092)	305,149	310,918	—	—	—
	736,299	(136,419)	(28,316)	27,360,407	25,852,600	26,184,807

In accordance with generally accepted
accounting principles	$12,910,322	$11,875,825	$9,041,096	$140,387,898	$128,656,576	$118,784,751

Per share, based on 534,350 shares
outstanding	$24.16	22.22	$16.92	$262.73	$240.77	$222.30

FIRST INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a description of the significant policies used to adjust the net income and capital shares and surplus from a statutory to a GAAP basis.

(a) Liabilities for future policy benefits have been computed primarily by the net level premium method with assumptions as to anticipated mortality, withdrawals and investment yields.  The composition of the policy liabilities and the more significant assumptions pertinent thereto are presented below:

             Distribution of Liabilities*                                                              Basis of Assumptions

Years

      2007

      2006

of Issue

Interest

               Mortality Table

Withdrawal

Non-par:

$  754,607

$  833,074

     1962-1967

4½%

1955-60 Basic Select plus Ultimate

Linton B

3,219,045

3,317,092

     1968-1988

5½%

1955-60 Basic Select plus Ultimate

Linton B

475,513

509,076

     1984-1988

7½%

85% of 1965-70 Basic Select

Modified

  plus Ultimate

Linton B

230,291

225,738

     1989-Present

7½%

1975-80 Basic Select plus Ultimate

Linton B

16,905

28,194

     1989-Present

7½%

1975-80 Basic Select plus Ultimate

Actual

12,567

13,370

     1989-Present

8%

1975-80 Basic Select plus Ultimate

Actual

58,383,722

53,243,983

     1985-Present

4.5%

Accumulation of Funds

—

Par:

139,085

142,714

     1966-1967

4½%

1955-60 Basic Select plus Ultimate

Linton A

11,820,943

12,333,074

     1968-1988

5½%

1955-60 Basic Select plus Ultimate

Linton A

 1,055,028

1,180,028

     1981-1984

7¼%

90% of 1965-70 Basic Select

  plus Ultimate

 Linton B

5,318,632

5,385,713

     1983-1988

9½%

80% of 1965-70 Basic Select

  plus Ultimate

Linton B

28,662,319

28,056,918

     1990-Present

8%

66% of 1975-80 Basic Select

  plus Ultimate

Linton B

Annuities:

15,724,970

16,742,931

     1976-Present

4%

Accumulation of Funds

—

Miscellaneous:

68,167,708

59,319,870

     1962-Present

2½%-3½%

1958-CSO

None

*  The above amounts are before deduction of deferred premiums of $1,651,737 in 2007 and  $1,394,706 in 2006.

(b) The costs of acquiring new business, principally commissions and related agency expenses, and certain costs of issuing policies, such as medical examinations and inspection reports, all of which vary with and are primarily related to the production of new business, have been deferred.  Costs deferred on universal life and variable life are amortized as a level percentage of the present value of anticipated gross profits resulting from investment yields, mortality and surrender charges.  The assumptions used in the estimation of future gross profits are based on the Company’s current best estimate of future events and are reviewed annually by the Company.  Costs deferred on traditional ordinary life and health are amortized over the premium-paying period of the related policies in proportion to the ratio of the annual premium revenue to the total anticipated premium revenue.  Anticipated premium revenue was estimated using the same assumptions that were used for computing liabilities for future policy benefits.  In 2007, the Company applied Statement of Position 05-1, “Accounting by Insurance Enterprises for Deferred Acquisition Costs (“DAC”) in Connection with Modifications or Exchanges of Insurance Contracts”, (“SOP 05-1”).  SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts.  The effect of adopting SOP 05-1 had no material effect on the financial statements of the Company.  Amortization of $2,640,417 in 2007, $2,966,038 in 2006 and $2,405,377 in 2005 was charged to operations.

(c) Participating business represented 2.2% and 2.4% of individual life insurance in force at December 31, 2007 and 2006, respectively.

The Board of Directors annually approves a dividend formula for calculation of dividends to be distributed to participating policyholders.

The portion of earnings of participating policies that can inure to the benefit of shareholders is limited to the larger of 10% of such earnings or $.50 per thousand dollars of participating insurance in force.  Earnings in excess of that limit must be excluded from shareholders' equity by a charge against operations.  No such charge has been made, since participating business has operated at a loss to date on a statutory basis.  It is anticipated, however, that the participating lines will be profitable over the lives of the policies.

(d) New York State insurance law prohibits the payment of dividends to stockholders from any source other than the statutory unassigned surplus.  The amount of said surplus was $103,993,099, $93,769,584 and $83,565,552 at December 31, 2007, 2006 and 2005, respectively.

(e) Statutory due and deferred premiums are adjusted to conform to the expected premium revenue used in computing future benefits and deferred policy acquisition costs.  In this regard, the GAAP due premium is recorded as an asset and the GAAP deferred premium is applied against future policy benefits.

FIRST INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

Note 7 — Federal Income Taxes

The Company joins with its parent company and other affiliated companies in filing a consolidated Federal income tax return.  The provision for Federal income taxes is determined on a separate company basis.

Management has analyzed the Company’s tax positions taken on federal, state and local income tax returns for all open tax years (2004 – 2007) and has concluded that no additional adjustments are required in the Company’s financial statements.

Retained earnings at December 31, 2007 included approximately $146,000 which is defined as "policyholders' surplus" and may be subject to Federal income tax at ordinary corporate rates under certain future conditions, including distributions to stockholders.

Deferred tax liabilities (assets) are comprised of the following:

	2007 .	2006 .

Deferred Tax Assets:
Policyholder dividend provision	$ (383,320)	$ (286,541)
Non-qualified agents' pension plan reserve	(39,255)	(55,600)
Future policy benefits	(3,506,504)	(3,415,517)
Unrealized holding losses on Available-For-Sale Securities	--	(116,000)
Capital loss carryover	--	(627,380)
Other	(383,929)	(336,425)
Total Deferred Tax Assets	(4,313,008)	(4,837,463)

Deferred Tax Liabilities:
Deferred policy acquisition costs	8,031,667	7,645,586
Bond discount	45,341	43,877
Unrealized holding gains on Available-For-Sale Securities	51,000	--
Total Deferred Tax Liabilities	8,128,008	7,689,463

Net Deferred Tax Liabilities	$ 3,815,000	$ 2,852,000

Note 8 — Variable Annuity Contracts

The Company maintains traditional variable annuity contracts through its separate accounts, for which investment income (gains and losses of these accounts) accrues directly to, and investment risk is borne by, the contractholder.  The Company provides a guarantee to benefit the related contractholder or GMDB.  The GMDB provides a specified minimum return upon death.  The Company offers two primary GMDB types:

-

Return of premium – provides the greater of account value or total deposits made to the contract less any partial withdrawals.

-

Reset – provides the greater of a return of premium death benefit or the anniversary (the seventh year) account value adjusted for withdrawals.

As of December 31, 2007 and 2006 the net amount of risk on the above GMDB was approximately $2.5 million and $5.1 million; respectively.  The net amount at risk is calculated on a seriatim basis and represents the greater of the respective guaranteed benefit less the account value.  The account balance of contracts with guarantees were invested in fixed income ($121 million in 2007; $150 million in 2006), equity ($432 million in 2007; $452 million in 2006) and money market  ($13 million in 2007; $5 million in 2006) mutual funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors

First Investors Life Insurance Company

New York, New York

We have audited the accompanying statement of assets and liabilities of each of the individual sub-accounts disclosed in Note 1 which comprise First Investors Life Level Premium Variable Life Insurance (a separate account of First Investors Life Insurance Company, registered as a unit investment trust under the Investment Company Act of 1940) (“Separate Account B”), as of December 31, 2007, and the related statement of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 2007 and 2006 for each of the individual sub-accounts which comprise the Separate Account B.   These financial statements are the responsibility of the Company's management.   Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.   We were not engaged to perform an audit of Separate Account B’s internal control over financial reporting.   Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of Separate Account B’s internal control over financial reporting.   Accordingly, we express no such opinion.   An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial sta tements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned at December 31, 2007 by correspondence with Separate Account B’s custodian.   We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position each of the individual sub-accounts which comprise Separate Account B as of December 31, 2007, and the results of their operations for the year then ended for each of the individual sub-accounts and the changes in their net assets for years ended December 31, 2007 and 2006, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

March 7, 2008

FIRST INVESTORS LIFE

LEVEL PREMIUM VARIABLE LIFE INSURANCE

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2007

Cash

Growth &

Management

High Yield

   Income

Discovery

ASSETS

Investments at net asset value (Note 3):

First Investors Life Series Fund

$1,481,806

 $

35,246,918

 $

117,462,963

 $

93,955,271

LIABILITIES

Payable to First Investors

Life Insurance Company

13,897

319,691

881,955

771,209

NET ASSETS

$

1,467,909

 $

34,927,227

 $

116,581,008

 $

93,184,062

Net assets represented by

Contracts in accumulation period

$

1,467,909

 $

34,927,227

 $

116,581,008

 $

93,184,062

See notes to financial statements.

FIRST INVESTORS LIFE

LEVEL PREMIUM VARIABLE LIFE INSURANCE

STATEMENT OF ASSETS AND LIABILITIES

(Continued)

December 31, 2007

  Select

Blue Chip

International

 Growth

Government

ASSETS

Investments at net asset value (Note 3):

First Investors Life Series Fund

 $

80,057,113

 $

87,012,267

$

7,078,337

$

3,163,042

LIABILITIES

Payable to First Investors

Life Insurance Company

638,051

721,152

67,322

37,421

NET ASSETS

 $

79,419,062

 $

86,291,115

$

7,011,015

$

3,125,621

Net assets represented by

Contracts in accumulation period

 $

79,419,062

 $

86,291,115

$

7,011,015

$

3,125,621

See notes to financial statements.

FIRST INVESTORS LIFE

LEVEL PREMIUM VARIABLE LIFE INSURANCE

STATEMENT OF ASSETS AND LIABILITIES

(Continued)

December 31, 2007

Investment

    Grade

Value

ASSETS

    Investments at net asset value (Note 3):

First Investors Life Series Fund

$

7,010,070

$

25,234,654

LIABILITIES

Payable to First Investors

Life Insurance Company

132,206

176,961

NET ASSETS

$

6,877,864

$

25,057,693

Net assets represented by

Contracts in accumulation period

$

6,877,864

$

25,057,693

See notes to financial statements.

FIRST INVESTORS LIFE

LEVEL PREMIUM VARIABLE LIFE INSURANCE

STATEMENT OF OPERATIONS

Year ended December 31, 2007

Cash

Growth &

 Management

High Yield

   Income

Discovery

INVESTMENT INCOME

      Income:

      Dividends

 $

64,879

$

2,766,510

$

606,348

$

158,490

Expenses:

Mortality and expense risks (Note 5)

7,119

182,415

608,014

473,368

NET INVESTMENT INCOME (LOSS)

    57,760

2,584,095

(1,666)

(314,878)

REALIZED GAINS ON INVESTMENTS

        Realized gain distributions

             -

                   -

16,374,032

7,524,081

UNREALIZED APPRECIATION

      (DEPRECIATION) ON INVESTMENTS

Beginning of year

             -

(7,679,208)

34,469,155

25,498,419

End of year

             -

(10,049,482)

19,806,477

23,739,131

           Change in unrealized appreciation

                  (depreciation) on investments

             -

(2,370,274)

(14,662,678)

(1,759,288)

NET INCREASE IN NET ASSETS

RESULTING FROM OPERATIONS

 $

57,760

$

213,821

$

1,709,688

$

5,449,915

See notes to financial statements.

FIRST INVESTORS LIFE

LEVEL PREMIUM VARIABLE LIFE INSURANCE

STATEMENT OF OPERATIONS

(Continued)

Year ended December 31, 2007

 Select

Blue Chip

International

Growth

Government

INVESTMENT INCOME

Income:

Dividends

$

867,568

 $

2,437,569

$

47,034

$

150,327

Expenses:

Mortality and expense risks (Note 5)

407,197

397,790

33,158

15,122

NET INVESTMENT INCOME (LOSS)

460,371

2,039,779

13,876

135,205

REALIZED GAINS ON INVESTMENTS

     Realized gains distributions

-

9,913,449

-

-

UNREALIZED APPRECIATION

      (DEPRECIATION) ON INVESTMENTS

Beginning of year

15,997,207

26,683,147

869,524

(82,887)

End of year

18,487,250

29,510,999

1,529,027

(39,114)

Change in unrealized appreciation

(depreciation) on investments

2,490,043

2,827,852

659,503

43,773

NET INCREASE IN NET ASSETS

RESULTING FROM OPERATIONS

$

2,950,414

 $

14,781,080

$

673,379

$

178,978

See notes to financial statements.

FIRST INVESTORS LIFE

LEVEL PREMIUM VARIABLE LIFE INSURANCE

STATEMENT OF OPERATIONS

(Continued)

Year ended December 31, 2007

Investment

    Grade

Value

INVESTMENT INCOME

Income:

Dividends

$

351,659

$

386,247

Expenses:

Mortality and expense risks (Note 5)

33,183

128,491

NET INVESTMENT INCOME (LOSS)

318,476

257,756

REALIZED GAINS ON INVESTMENTS

    Realized gain distributions

              -

             -

UNREALIZED APPRECIATION

    (DEPRECIATION) ON INVESTMENTS

Beginning of year

9,950

5,665,685

End of year

17,261

5,074,190

Change in unrealized appreciation

(depreciation) on investments

7,311

(591,495)

NET INCREASE (DECREASE) IN NET ASSETS

RESULTING FROM OPERATIONS

$

325,787

$

(333,739)

See notes to financial statements.

FIRST INVESTORS LIFE

LEVEL PREMIUM VARIABLE LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

Years ended December 31,

Cash

          Management

                High Yield

2007

2006

2007

2006

Increase (Decrease) in Net Assets

From Operations

Net investment income (loss)

$

57,760

$

49,119

 $

2,584,095

 $

2,674,030

Realized gain distributions

-

-

-

-

Change in unrealized appreciation

(depreciation) on investments

 -

-

(2,370,274)

430,420

Net increase (decrease) in net assets

resulting from operations

57,760

49,119

213,821

3,104,450

From Contract Transactions

Net insurance premiums from

contract owners

23,654

30,547

1,425,676

1,560,380

Cost of insurance (Note 5)

(17,515)

(25,881)

(415,895)

(445,316)

Transfers between sub-accounts

111,314

226,686

(257,376)

(573,570)

Transfers for contract benefits

and terminations

(151,798)

(114,144)

(1,943,872)

(2,294,355)

Increase (decrease) in net assets

derived from contract transactions

(34,345)

117,208

(1,191,467)

(1,752,861)

Net increase (decrease) in net assets

23,415

166,327

(977,646)

1,351,589

Net Assets

Beginning of year

1,444,494

1,278,167

35,904,873

34,553,284

End of year

$

1,467,909

$

1,444,494

 $

34,927,227

 $

35,904,873

See notes to financial statements.

FIRST INVESTORS LIFE

LEVEL PREMIUM VARIABLE LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

(Continued)

Years ended December 31,

Growth & Income		Discovery
2007	2006	2007	2006

Increase (Decrease) in Net Assets

From Operations

Net investment income (loss)

 $

(1,666)

 $

(80,612)

 $

(314,878)

 $

(294,659)

Realized gain distributions

16,374,032

6,360,875

7,524,081

-

Change in unrealized appreciation

(depreciation) on investments

(14,662,678)

7,630,596

(1,759,288)

16,344,758

Net increase in net assets resulting

from operations

1,709,688

13,910,859

5,449,915

16,050,099

From Contract Transactions

Net insurance premiums from

contract owners

10,688,847

10,902,343

7,182,242

7,905,427

Cost of insurance (Note 5)

(1,602,814)

(1,569,600)

(1,156,434)

(1,140,375)

Transfers between sub-accounts

(777,569)

131,364

(345,800)

(382,517)

Transfers for contract benefits

and terminations

(8,001,317)

(8,268,172)

(6,407,427)

(6,831,925)

Increase (decrease) in net assets

derived from contract transactions

307,147

1,195,935

(727,419)

(449,390)

Net increase (decrease) in net assets

2,016,835

15,106,794

4,722,496

15,600,709

Net Assets

Beginning of year

114,564,173

99,457,379

88,461,566

72,860,857

End of year

 $

116,581,008

$

114,564,173

 $

93,184,062

 $

88,461,566

See notes to financial statements.

FIRST INVESTORS LIFE

LEVEL PREMIUM VARIABLE LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

(Continued)

Years ended December 31,

                Blue Chip

            International

2007

2006

2007

2006

Increase (Decrease) in Net Assets

From Operations

Net investment income (loss)

$

460,371

 $

294,818

$

2,039,779

 $

117,902

Realized gain distributions

-

-

9,913,449

1,813,010

Change in unrealized appreciation

(depreciation) on investments

2,490,043

9,328,557

2,827,852

13,522,072

Net increase in net assets resulting

from operations

2,950,414

9,623,375

14,781,080

15,452,984

From Contract Transactions

Net insurance premiums from

contract owners

6,059,822

6,800,251

4,641,413

4,456,935

Cost of insurance (Note 5)

(980,247)

(1,004,085)

(986,303)

(828,295)

Transfers between sub-accounts

(994,243)

(858,597)

1,415,200

952,524

Transfers for contract benefits

and terminations

(5,856,736)

(5,626,026)

(5,257,988)

(4,828,247)

Increase (decrease) in net assets

derived from contract transactions

(1,771,404)

(688,457)

(187,678)

(247,083)

Net increase (decrease) in net assets

1,179,010

8,934,918

14,593,402

15,205,901

Net Assets

Beginning of year

78,240,052

69,305,134

71,697,713

56,491,812

End of year

$

79,419,062

 $

78,240,052

$

86,291,115

 $

71,697,713

See notes to financial statements.

FIRST INVESTORS LIFE

LEVEL PREMIUM VARIABLE LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

(Continued)

Years ended December 31,

         Select Growth

            Government

2007

2006

2007

2006

Increase (Decrease) in Net Assets

From Operations

Net investment income (loss)

$

13,876

$

2,477

$

135,205

$

133,707

Realized gain distributions

-

-

-

-

Change in unrealized appreciation

(depreciation) on investments

659,503

503,213

43,773

(36,042)

Net increase in net assets resulting

from operations

673,379

505,690

178,978

97,665

From Contract Transactions

Net insurance premiums from

contract owners

1,112,536

1,344,363

262,340

239,860

Cost of insurance (Note 5)

(121,824)

(118,002)

(43,122)

(38,944)

Transfers between sub-accounts

(73,264)

(308,434)

(10,860)

(46,376)

Transfers for contract benefits

and terminations

(718,109)

(619,828)

(187,066)

(242,428)

Increase (decrease) in net assets

derived from contract transactions

199,339

298,099

21,292

(87,888)

Net increase (decrease) in net assets

872,718

803,789

200,270

9,777

Net Assets

Beginning of year

6,138,297

5,334,508

2,925,351

2,915,574

End of year

$

7,011,015

$

6,138,297

$

3,125,621

$

2,925,351

See notes to financial statements.

FIRST INVESTORS LIFE

LEVEL PREMIUM VARIABLE LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

(Continued)

Years ended December 31,

      Investment Grade

                   Value

2007

2006

2007

2006

Increase (Decrease) in Net Assets

From Operations

Net investment income (loss)

$

318,476

$

309,319

 $

257,756

 $

231,566

Realized gain distributions

-

-

-

-

Change in unrealized appreciation

(depreciation) on investments

7,311

(94,503)

(591,495)

3,800,442

Net increase in net assets resulting

from operations

325,787

214,816

(333,739)

4,032,008

From Contract Transactions

Net insurance premiums from

contract owners

598,286

607,894

2,820,760

2,600,324

Cost of insurance (Note 5)

(99,638)

(87,396)

(362,588)

(352,405)

Transfers between sub-accounts

219,789

33,297

712,809

825,623

Transfers for contract benefits

and terminations

(431,782)

(396,898)

(1,625,816)

(1,657,560)

Increase (decrease) in net assets

derived from contract transactions

286,655

156,897

1,545,165

1,415,982

Net increase (decrease) in net assets

612,442

371,713

1,211,426

5,447,990

Net Assets

Beginning of year

6,265,422

5,893,709

23,846,267

18,398,277

End of year

$

6,877,864

$

6,265,422

 $

25,057,693

 $

23,846,267

See notes to financial statements.

FIRST INVESTORS LIFE

LEVEL PREMIUM VARIABLE LIFE INSURANCE

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

NOTE 1 — ORGANIZATION

First Investors Life Level Premium Variable Life Insurance (“Separate Account B”), a unit investment trust registered under the Investment Company Act of 1940 (the “1940 Act”), is a segregated investment account established by First Investors Life Insurance Company (“FIL”) and exists in accordance with the regulations of the New York State Insurance Department.   Assets of the Separate Account B have been used to purchase shares of First Investors Life Series Fund (the “Fund”), an open-end diversified management investment company registered under the 1940 Act.   The contract holder directs the deposits into the sub-accounts that comprise Separate Account B and bear the investment risk that the sub-accounts may not meet their stated investment objectives.   The sub-accounts invest in the following underlying mutual fund portfolios:  Cash Management, High Yield, Growth and Income, Discovery, Blue Chip, International, Select Growth, Government, Investment Grade and Value.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period.   Actual results could differ from those estimates.

INVESTMENTS

Shares of the Funds held by Separate Account B are valued at net asset value per share of such Funds, which value its investment securities at fair value.   All distributions received from the Funds are reinvested to purchase additional shares of the Funds at net asset value.

INVESTMENT INCOME

Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

NET ASSETS REPRESENTED BY CONTRACTS

The net assets represented by contracts represents the cash value of the policyholder accounts which is the estimated liability for future policy benefits.   The liability for future policy benefits is computed based upon assumptions as to anticipated mortality, withdrawals and investment yields.   The mortality assumption is based upon the 1975-80 Basic Select plus Ultimate mortality table.

FIRST INVESTORS LIFE

LEVEL PREMIUM VARIABLE LIFE INSURANCE

NOTES TO FINANCIAL STATEMENTS

(Continued)

December 31, 2007

FEDERAL INCOME TAXES

Separate Account B is not taxed separately because its operations are part of the total operations of FIL, which is taxed as a life insurance company under the Internal Revenue Code.   Separate Account B will not be taxed as a regulated investment company under Subchapter M of the Code.   Under existing Federal income tax law, no taxes are payable on the investment income or on the capital gains of Separate Account B.

NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board released the Statement of Financial Accounting Standard No. 157 (“FAS 157”), Fair Value Measurements.   FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements.   It will be effective for FIL’s fiscal year beginning January 1, 2008. FAS 157 is not expected to have a material impact on FIL’s financial position or results of operations.

NOTE 3 — INVESTMENTS

Investments consist of the following as of December 31, 2007:

 Net Asset

 Market

Shares

    Value

   Value

Cost

First Investors Life Series Fund

Cash Management

1,481,806

$    1.00

$

1,481,806

$

1,481,806

High Yield

4,631,804

7.61

35,246,918

45,296,400

Growth & Income

3,518,216

33.39

117,462,963

97,656,486

Discovery

3,050,735

30.80

93,955,271

70,216,140

Blue Chip

3,285,315

24.37

80,057,113

61,569,863

International

3,522,272

24.70

87,012,267

57,501,268

Select Growth

675,761

10.47

7,078,337

5,549,310

Government

313,950

10.07

3,163,042

3,202,156

Investment Grade

641,667

10.92

7,010,070

6,992,809

Value

1,511,063

16.70

25,234,654

20,160,464

FIRST INVESTORS LIFE

LEVEL PREMIUM VARIABLE LIFE INSURANCE

NOTES TO FINANCIAL STATEMENTS

(Continued)

December 31, 2007

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2007 were as follows:

Purchases

Sales

Cash Management

$

199,832

$

175,872

High Yield

4,178,241

2,794,774

Growth & Income

27,628,238

10,937,968

Discovery

14,951,575

8,324,749

Blue Chip

6,969,258

8,210,504

International

18,418,275

6,523,621

Select Growth

1,160,614

936,613

Government

391,366

254,482

Investment Grade

1,177,796

560,809

Value

3,797,028

2,102,901

NOTE 4 – CHANGES IN UNITS

The changes in units outstanding for the years ended December 31, 2007 and 2006 were as follows:

                          2007

                          2006

Net

Net

Units

Units

Increase

Units

Units

Increase

Issued

 Redeemed

(Decrease)

Issued

 Redeemed

(Decrease)

Cash Management

14,327

(16,102)

(1,775)

15,348

(9,352)

5,996

High Yield

11,222

(41,050)

(29,828)

12,923

(61,629)

(48,706)

Growth & Income

42,055

(37,143)

4,912

53,679

(33,145)

20,534

Discovery

34,432

(43,260)

(8,828)

38,228

(48,176)

(9,948)

Blue Chip

39,213

(81,916)

(42,703)

47,196

(66,569)

(19,373)

International

51,515

(51,934)

(419)

46,358

(51,536)

(5,178)

Select Growth

72,706

(52,885)

19,821

71,597

(51,308)

20,289

Government

12,891

(12,908)

(17)

11,383

(14,882)

(3,499)

Investment Grade

26,218

(13,744)

12,474

21,805

(14,722)

7,083

Value

74,125

(16,400)

57,725

87,626

(17,957)

69,669

NOTE 5 – MORTALITY AND EXPENSE RISKS AND DEDUCTIONS

In consideration for its assumption of the mortality and expense risks connected with the Variable Life Contracts, FIL deducts an amount equal on an annual basis to .50% of the daily net asset value of Separate Account B.   This deduction is assessed through a reduction of unit values.

A monthly charge is also made to Separate Account B for the cost of insurance protection.   This amount varies with the age and sex of the insured and the net amount of insurance at risk and is assessed through the redemption of units.   For further discussion, see “Cost of Insurance Protection” in the Prospectus.

FIRST INVESTORS LIFE

LEVEL PREMIUM VARIABLE LIFE INSURANCE

NOTES TO FINANCIAL STATEMENTS

(Continued)

December 31, 2007

NOTE 6 — FINANCIAL HIGHLIGHTS TABLE

                    Net Assets

Investment

 Unit

Income

Expense

Total

Units

Value

(000s)

    Ratio1

 Ratio2

Return3

Cash Management

December 31,

2007

72,593

$20.404

$    1,468

4.55%

0.50%

4.11%

2006

74,368

$19.599

$    1,444

4.16%

0.50%

3.84%

2005

68,372

$18.874

$    1,278

2.38%

0.50%

1.94%

2004

76,050

$18.516

$    1,396

0.70%

0.50%

0.20%

2003

88,469

$18.478

$    1,618

0.55%

0.50%

0.04%

High Yield

December 31,

2007

892,020

$39.497

$  34,927

7.59%

0.50%

0.56%

2006

921,848

$39.279

$  35,905

8.08%

0.50%

9.22%

2005

970,554

$35.963

$  34,553

7.37%

0.50%

(0.09%)

2004

995,803

$35.996

$  35,489

7.21%

0.50%

9.39%

2003

1,019,051

$32.905

$  33,153

8.21%

0.50%

25.51%

Growth & Income

December 31,

2007

1,679,793

$69.872

$116,581

0.50%

0.50%

1.48%

2006

1,674,881

$68.856

$114,564

0.42%

0.50%

13.78%

     2005

1,654,347

$60.516

$  99,457

0.72%

      0.50%

6.67%

     2004

1,593,573

$56.734

$  89,693

0.49%

0.50%

10.22%

     2003

1,525,232

$51.473

$  77,889

0.44%

0.50%

28.54%

Discovery

December 31,

2007

1,519,521

$61.810

$  93,184

0.17%

0.50%

6.09%

2006

1,528,349

$58.262

$  88,462

0.14%

0.50%

21.90%

2005

1,538,297

$47.795

$  72,861

0.00%

0.50%

4.61%

2004

1,497,354

$45.688

$  67,823

0.00%

0.50%

12.22%

2003

1,432,996

$40.713

$  57,775

0.00%

0.50%

38.55%

Blue Chip

December 31,

2007

2,070,221

$38.660

$  79,419

1.07%

0.50%

3.69%

2006

2,112,924

$37.284

$  78,240

0.90%

0.50%

13.92%

2005

2,132,297

$32.729

$  69,305

0.97%

0.50%

3.82%

2004

2,099,846

$31.526

$  65,635

0.62%

0.50%

6.84%

2003

2,019,389

$29.508

$  59,039

0.64%

0.50%

25.57%

FIRST INVESTORS LIFE

LEVEL PREMIUM VARIABLE LIFE INSURANCE

NOTES TO FINANCIAL STATEMENTS

(Continued)

December 31, 2007

                    Net Assets

Investment

 Unit

Income

Expense

Total

Units

Value

(000s)

    Ratio1

 Ratio2

Return3

International

December 31,

2007

1,826,931

$47.594

$  86,291

3.04%

0.50%

20.39%

2006

1,827,350

$39.534

$  71,698

0.68%

0.50%

27.15%

2005

1,832,528

$31.092

$  56,492

1.25%

0.50%

8.67%

2004

1,794,110

$28.610

$  50,937

1.15%

0.50%

14.01%

2003

1,759,757

$25.095

$  43,734

0.94%

0.50%

31.86%

Select Growth

December 31,

2007

677,015

$10.444

$    7,011

0.71%

0.50%

10.86%

2006

657,194

$  9.421

$    6,138

0.54%

0.50%

8.92%

2005

636,905

$  8.650

$    5,335

1.10%

0.50%

5.02%

2004

562,189

$  8.236

$    4,509

0.51%

0.50%

5.34%

2003

483,584

$  7.819

$    3,646

0.11%

0.50%

27.09%

Government

December 31,

2007

137,348

$22.997

$    3,126

4.96%

0.50%

6.02%

2006

137,365

$21.691

$    2,925

4.99%

0.50%

3.28%

2005

140,864

$21.001

$    2,916

5.07%

0.50%

2.03%

2004

141,005

$20.584

$    2,836

5.57%

0.50%

3.11%

2003

149,564

$19.964

$    2,903

3.91%

0.50%

2.67%

Investment Grade

December 31,

2007

283,523

$24.706

$    6,878

5.28%

0.50%

4.99%

2006

271,049

$23.530

$    6,265

5.50%

0.50%

3.47%

2005

263,966

$22.740

$    5,894

5.62%

0.50%

0.81%

2004

248,390

$22.558

$    5,469

5.43%

0.50%

3.52%

2003

236,018

$21.792

$    5,031

5.09%

0.50%

8.06%

Value

December 31,

2007

1,053,843

$23.936

$  25,058

1.50%

0.50%

(1.15%)

2006

996,118

$24.215

$  23,846

1.58%

0.50%

20.83%

2005

926,449

$20.041

$  18,398

1.50%

0.50%

5.56%

2004

809,205

$18.986

$  15,110

1.65%

0.50%

15.81%

2003

722,652

$16.394

$  11,716

2.84%

0.50%

26.95%

FIRST INVESTORS LIFE

LEVEL PREMIUM VARIABLE LIFE INSURANCE

NOTES TO FINANCIAL STATEMENTS

(Continued)

December 31, 2007

1.

These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets.   These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in unit values or redemption of units.   The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

2.

These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for the period indicated.  These ratios include only those expenses that result in a direct reduction to unit values.   Charges made directly to contract owner accounts through redemption of units and expenses of the underlying fund have been excluded.

3.

These amounts represent the total return for the periods indicated, including changes in value of the underlying fund, and expenses assessed through the reduction of unit values.   These ratios do not include any expenses assessed through the redemption of units.

FIRST INVESTORS LIFE LEVEL PREMIUM VARIABLE LIFE INSURANCE SEPARATE ACCOUNT B

PART C:  OTHER INFORMATION

Item 26.

Exhibits

(a)

Resolution of the Board of Directors of First Investors Life Insurance Company
creating Separate Account B. /1/

(b)

Not applicable.

(c)

Underwriting or Distribution Contracts:

(1)

Underwriting Agreement between First Investors Life Insurance Company and First Investors Corporation. /1/

(d)

Specimen Individual Level Premium Variable Life Policy issued by First Investors Life Insurance Company for participation in Separate Account B./1/

(e)

Form of application used with Life Policies /1/

(f)

(1) Declaration of Intention and Charter of First Investors Life Insurance
       Company.  /1/

(i)

Certificate of Amendment.  /1/

(ii)

Certificate of Amendment.  /1/

(iii)

Certificate of Amendment.  /1/

(iv)

Certificate of Amendment.  /1/

(2)

By-laws of First Investors Life Insurance Company./1/

(g)

Reinsurance agreement. /5/

(h)

Not applicable.

(i)

Not applicable.

(j)

Not applicable.

(k)

Opinion of and consent of Hawkins, Delafield & Wood, counsel to First Investors Life Insurance Company.  /2/

(l)

(1)

Opinion of Victoria L. Pickering, F.S.A., M.A.A.A., consulting actuary to
       First Investors Life Insurance Company regarding illustrations /2/

(2)

Opinion of Paul Stan Walker, F.S.A., M.A.A.A., consulting actuary to First
        Investors Life Insurance Company.  /2/

(m)

Sample Calculations for the illustration in the Registration Statement have been included within the Prospectus and Statement of Additional Information.

(n)

Consent of Independent Certified Public Accounts-Tait, Weller & Baker. /6/

(o)

Not applicable.

(p)

Not applicable.

(q)

The Registrant claims an exemption pursuant to Rule 6e-3(T)(b)(12)(iii) under the 1940 Act with respect to procedures for surrender as disclosed in the prospectus.

(r)

Powers of Attorney for Signatories /1//3//4/  /7/

__________________

/1/

Incorporated herein by reference to Post Effective Amendment No. 17 to the Registrant’s Registration Statement on Form S-6 filed on May 19, 1997.  Including powers of attorney for Ms. Head and Messrs. Gaebler, Baris, Hodes, Dallas, Ream and Schaenan.

/2/

Incorporated herein by reference to Post Effective Amendment No. 18 to the Registrant’s Registration Statement on Form S-6 filed on April 28, 1998.

/3/

Incorporated herein by reference to Post Effective Amendment No. 24 to the Registrant’s Registration Statement on Form S-6 filed on April 10, 2002.  Including powers of attorney for Messrs. Lyons and Wagner.

/4/

Incorporated herein by reference to Post Effective Amendment No. 26 on Form S-6 as previously filed on April 29, 2003.  Including powers of attorney for Richard Gaebler, Jay Baris, Scott Hodes, Glenn Dallas, Jackson Ream, Nelson Schaenen, Kathryn Head and Clark Wagner.

/5/

Incorporated herein by reference to Post Effective Amendment No. 27 on Form N-6 filed on April 28, 2004.

/6/

Filed herewith.

/7/

Incorporated herein by reference to Registrant’s Initial Registration Statement on Form N-6 filed on February 22, 2008.  Including powers of attorney for Messrs. Fauci and Flanagan.

Item 27.

Directors and Officers of the Depositor

The following are the Directors and Officers of First Investors Life Insurance Company (unless otherwise noted, an individual’s business address is 110 Wall Street, New York, New York 10005):

Position and Office

Name and Principal

with First Investors

Business Address

Life Insurance Company

Jay G. Baris

Director

Carol Lerner Brown

Secretary

Glenn T. Dallas

Director

William H. Drinkwater

Senior Vice President, Chief Actuary

and Director

Lawrence M. Falcon

Senior Vice President and Comptroller

Lawrence A. Fauci

Director

Robert M. Flanagan

Vice President and Director

Richard H. Gaebler

Director

Kathryn S. Head

Chairman and Director

Raritan Plaza 1

Edison, NJ 08837

Scott Hodes

Director

William M. Lipkus

Vice President, Chief Financial Officer

Raritan Plaza 1

and Director

Edison, NJ 08837

Glen Mueller

Vice President and Chief Underwriter

Jackson Ream

Director

(Retired)

Nelson Schaenen Jr.

Director

(Retired)

David Schimmel

Assistant Vice President

John Shey

Assistant Vice President

Carol E. Springsteen

President and Director

Clark D. Wagner

Director

Item 28.

Persons Controlled by or Under Common Control with the Depositor or Registrant

The Registrant is a Separate Account of First Investors Life Insurance Company, the Depositor and, as such, might be deemed to be controlled by First Investors Life Insurance company.  Set forth below are all persons controlled by or under common control with First Investors Life Insurance Company:

Route 33 Realty Corporation (New Jersey).  Ownership: 100% owned by First Investors Life Insurance Company; Principal Business: Real Estate; Subsidiary of First Investors Life Insurance Company.

First Investors Consolidated Corporation (FICC) (Delaware). Ownership: Glenn O. Head is the controlling person of the voting stock; Principal Business: Holding Company; Parent of First Investors Life Insurance Company.

Administrative Data Management Corp. (New York).  Ownership: 100% owned by FICC; Principal Business: Transfer Agent; Affiliate of First Investors Life Insurance Company.

First Investors Asset Management Company, Inc. (Delaware).  Ownership: 100% owned by FICC; Principal Business:  Investment Advisor; Affiliate of First Investors Life Insurance Company.

First Investors Corporation (New York).  Ownership:  100% owned by FICC; Principal Business: Broker-Dealer; Affiliate of First Investors Life Insurance Company.

First Investors Leverage Corporation (New York).  Ownership: 100% owned by FICC; Principal Business: Inactive; Affiliate of First Investors Life Insurance Company.

First Investors Management Company, Inc. (New York).  Ownership: 100% of voting common stock owned by FICC; Principal Business: Investment Advisor; Affiliate of First Investors Life Insurance Company.

First Investors Realty Company, Inc. (New Jersey).  Ownership: 100% owned by FICC; Principal Business: Inactive; Affiliate of First Investors Life Insurance Company.

First Investors Resources, Inc. (Delaware).  Ownership: 100% owned by FICC; Principal Business: Inactive; Affiliate of First Investors Life Insurance Company.

First Investors Federal Savings Bank (New Jersey).  Ownership: 100% owned by FICC, except Directors Qualifying Shares; Principal Business: Savings and Loan; Affiliate of First Investors Life Insurance Company.

First Investors Credit Corporation (New Jersey).  Ownership: 100% owned by FIFSB; Principal Business: Inactive; Affiliate of First Investors Life Insurance Company.

N.A.K. Realty Corporation (New Jersey).  Ownership: 100% owned by FICC; Principal Business:  Real Estate; Affiliate of First Investors Life Insurance Company.

Real Property Development Corporation (New Jersey).  Ownership: 100% owned by FICC; Principal Business: Real Estate; Affiliate of First Investors Life Insurance Company.

First Investors Credit Funding Corporation (New York).  Ownership:  100% owned by FICC; Principal Business: Inactive; Affiliate of First Investors Life Insurance Company.

Item 29.

Indemnification

Article XIV of the By-Laws of First Investors Life Insurance Company provides as follows:

"To the full extent authorized by law and by the Charter, the Corporation shall and hereby does indemnify any person who shall at any time be made, or threatened to be made, a party in any civil or criminal action or proceeding by reason of the fact that he, his testator or his intestate is or was a director or officer of the Corporation or served another corporation in any capacity at the request of the Corporation, provided, that the notice required by Section 62-a of the Insurance Law of the State of New York, as now in effect or as amended from time to time, be filed with the Superintendent of Insurance."

Reference is hereby made to the New York Business Corporation Law, Sections 721 through 726.

The general effect of this Indemnification will be to indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that the person, or that person's testator or intestate, is or was a director or officer of the corporation, or is or was serving at the request of the corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorney's fees, actually and necessarily occurred in connection with the defense or settlement of such action, or in connection with an appeal therein if such director or officer acted in good faith, for a purpose reasonably believed by that person to be in, and not opposed to, the best interests of the corporatio n and not otherwise knowingly unlawful.

A directors and officers liability policy in the amount of $5,000,000 covering First Investors Life’s directors and officers has been issued by the Travelers Insurance Company.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the First Investors Life and FIC pursuant to the foregoing provisions, or otherwise, First Investors Life and FIC has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and may be, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the First Investors Life and FIC of expenses incurred or paid by a director, officer or controlling person of the First Investors Life and FIC in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the First Investors Life and FIC will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.

Principal Underwriters

(a)

First Investors Corporation, Underwriter of the Registrant, is also underwriter for:

First Investors Equity Funds

First Investors Income Funds

First Investors Tax Exempt Funds

First Investors Life Series Funds

First Investors Life Variable Annuity Fund A

First Investors Life Variable Annuity Fund C

First Investors Life Variable Annuity Fund D

First Investors Modified Single Premium Variable (Separate Account E)

First Investors Corporation is Sponsor of:

First Investors Single Payment and Periodic Payment Plans I for Investment in First Investors Global Fund, Inc.

First Investors Single Payment and Periodic Payment Plans II for Investment in First Investors Global Fund, Inc.

First Investors Single Payment and Periodic Payment Plans for Investment in First Investors Fund For Income, Inc.

First Investors Single Payment and Periodic Payment Plans for Investment in First Investors Government Fund, Inc.

First Investors Periodic Payment Plans for Investment in First Investors High Yield Fund, Inc.

First Investors Single Payment and Periodic Payment Plans for the Accumulation of Shares of First Investors Global Fund, Inc.

First Investors Single Payment and Periodic Payment Plans for Investment in First Investors Insured Tax Exempt Fund, Inc.

(b)

The following persons are the officers and directors of First Investors Corporation:

(The principal business address of each director and officer listed below is c/o First Investors Legal Department, 110 Wall Street, New York, New York 10005.)

Name and Principal	Position and
Business Address	Office with First Investors Corporation

Carol Lerner Brown	Assistant Secretary

Conrad Charak	Assistant Secretary

Anne Condon	Vice President

Robert M. Flanagan	President and Director

Robert J. Grosso	Chief Compliance Officer

Kathryn S. Head	Chairman of the Board and Director

Larry R. Lavoie	Director, Secretary and General Counsel

William M. Lipkus	Chief Financial Officer and Treasurer

Marc Milgram	Vice President

Frederick Miller	Senior Vice President

Elizabeth Reilly	Vice President

Mark Segal	Assistant Vice President

Matthew Smith	Vice President

Marjorie Solowey	Vice President

William J. Vogt	Assistant Vice President

________________________

 (c)

Not Applicable.

Item 31.

Location of Accounts and Records

 The accounts, books and other documents required to be maintained pursuant to Section 31(a) of the 1940 Act and rules promulgated thereunder are maintained by First Investors Life Insurance  Company at its office at 110 Wall Street,  New York, New York 10005; at its office at Raritan Plaza 1, Edison, NJ 08837; at Vital Records, 563 New Center Road, Flagtown, NJ 08821 (electronic record storage) and at Archive Systems, 25 Commerce Road, Fairfield, NJ 07004 (archive records).

Item 32.

Management Services

Not applicable.

Item 33.

Fee Representation

Registrant hereby makes the following undertakings:

Representation Regarding Reasonableness of Aggregate Policy Fees and Charges Pursuant to

Section 26(a)(e)(2)(A) of the Investment Company Act of 1940.

First Investors Life represents that the fees and charges deducted under the Policy described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by First Investors Life under the Policy.  First Investors Life bases its representations on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for First Investors Life to earn a profit; the degree to which the Policy includes innovative features and the regulatory standards for exemptive relief under the 1940 Act used prior to October 1996, including the range of industry practice.  This representation applies to all Policies sold pursuant to this Registration Statement, including those sold on terms specifically described in the prospectus contained herein, or any v ariations therein, based on supplements, endorsements, or riders to the Policy or prospectus, or otherwise.

SIGNATURES

As required by the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant represents and certifies that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has caused this Amendment to be signed on its behalf, in the City of New York, and State of New York (or the City of Edison, State of New Jersey for Ms. Springsteen and Messrs. Lipkus and Falcon), on the 23rd day of April, 2008.

FIRST INVESTORS LIFE LEVEL PREMIUM
INSURANCE SEPARATE ACCOUNT B

(Registrant)

BY:

FIRST INVESTORS LIFE INSURANCE COMPANY

/s/ (Depositor)

(On behalf of the Registrant and itself)

By:

/s/ Carol E. Springsteen

      Carol E. Springsteen

      President

As required by the 1933 Act, this Amendment to Registrant’s Registration Statement has been signed by the following officers and directors of the Depositor in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ Carol E. Springsteen	President and Director	April 22, 2008
Carol E. Springsteen

/s/ William M. Lipkus	Vice President,	April 22, 2008
William M. Lipkus	Chief Financial Officer and Director

/s/ Lawrence M. Falcon	Senior Vice President and	April 22, 2008
Lawrence M. Falcon	Comptroller

/s/ William H. Drinkwater	Senior Vice President,	April 23, 2008
William H. Drinkwater	Chief Actuary and Director

/s/ Lawrence A. Fauci*	Director	April 23, 2008
Lawrence A. Fauci

/s/ Robert M. Flanagan*	Vice President and Director	April 23, 2008
Robert M. Flanagan

/s/ Richard H. Gaebler*	Director	April 23, 2008
Richard H. Gaebler

/s/ Jay G. Baris*	Director	April 23, 2008
Jay G. Baris

/s/ Scott Hodes*	Director	April 23, 2008
Scott Hodes

/s/ Glenn T. Dallas*	Director	April 23, 2008
Glenn T. Dallas

/s/ Jackson Ream*	Director	April 23, 2008
Jackson Ream

/s/ Nelson Schaenen Jr.*	Director	April 23, 2008
Nelson Schaenen Jr.

/s/ Kathryn S. Head*	Chairman and Director	April 23, 2008
Kathryn S. Head

/s/ Clark D. Wagner*	Director	April 23, 2008
Clark D. Wagner

*  By: /s/ William H. Drinkwater     April 23, 2008

             William H. Drinkwater

              (Attorney-in-Fact)

INDEX TO EXHIBITS

Exhibit Number

Description

26(n)

Consent of Independent Certified Public Accountants